FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class A Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
AB Growth and Income Class A Shares (1)	Janus Henderson - Enterprise Service Shares (1)
AB International Value Class A Shares (1)	Janus Henderson - Forty Service Shares (1)
AB Large Cap Growth Class A Shares (1)	MFS® Growth Initial Class (1)
AB Small/Mid Cap Value Class A Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
American Century VP Ultra® Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	PIMCO Real Return Administrative Class (1)
American Funds - Growth Class 2 Shares (1)	PIMCO Total Return Administrative Class (1)
American Funds - Growth-Income Class 2 Shares (1)	Pioneer High Yield VCT Class II Shares (1)
American Funds - International Class 2 Shares (1)	Pioneer Real Estate Shares VCT Class II Shares (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Managed Risk - Balanced ETF Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Managed Risk - Conservative ETF Service Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Market Participation Strategy Service Class (1)
BlackRock U.S. Government Bond V.I. Class I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Davis Value (1)	TA Morgan Stanley Global Allocation Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA Multi-Managed Balanced Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Templeton Growth Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Value Series I Shares (2)	TA TS&W International Equity Service Class (1)
Invesco V.I. Comstock Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	Wanger International (1)
Invesco V.I. International Growth Series I Shares (1)	Wanger USA (1)
Invesco V.I. Main Street Series II Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2021 and 2020

(2)	Statements of operations and changes in net assets for the period April 30, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Global Thematic Growth Class A Shares	205,967.949	$6,595,211	$9,515,719	$4	$9,515,723	420,879	$22.609141	$22.609141
AB Growth and Income Class A Shares	212,139.338	6,178,513	7,813,092	3	7,813,095	217,603	35.717849	36.290433
AB International Value Class A Shares	117,086.227	1,621,731	1,840,595	3	1,840,598	235,564	7.568532	8.150406
AB Large Cap Growth Class A Shares	1,357,348.606	70,352,709	126,355,582	(55)	126,355,527	1,486,816	32.684777	92.313252
AB Small/Mid Cap Value Class A Shares	188,050.736	3,357,593	4,411,670	(7)	4,411,663	112,537	37.739366	41.131454
American Century VP Ultra® Class I Shares	354,353.645	6,738,942	11,119,617	(2)	11,119,615	188,414	56.630740	61.813895
American Funds - Asset Allocation Class 2 Shares	491,889.443	10,948,070	14,136,903	27	14,136,930	454,694	29.461778	32.109744
American Funds - Growth Class 2 Shares	330,382.549	28,127,791	41,720,708	(32)	41,720,676	647,198	61.548883	67.079731
American Funds - Growth-Income Class 2 Shares	314,545.822	15,014,718	20,898,424	11	20,898,435	532,668	37.376762	40.736270
American Funds - International Class 2 Shares	2,756,481.097	51,864,833	62,296,473	41	62,296,514	2,534,688	23.525451	25.640179
American Funds - The Bond Fund of America Class 2 Shares	701,515.586	7,829,789	7,758,762	16	7,758,778	562,501	13.138020	14.318859
BlackRock Advantage Large Cap Core V.I. Class I Shares	8,217,479.549	206,202,433	173,964,042	17	173,964,059	1,605,550	42.578000	116.632889
BlackRock Advantage Large Cap Value V.I. Class I Shares	6,725,810.844	69,773,928	70,150,207	(10)	70,150,197	1,826,557	30.855313	39.494554
BlackRock Advantage SMID Cap V.I. Class I Shares	5,825,516.208	137,578,614	127,695,315	111	127,695,426	1,096,775	36.117898	124.766317
BlackRock Basic Value V.I. Class I Shares	12,673,927.671	179,974,705	177,308,248	(27)	177,308,221	2,670,287	28.123853	92.094279
BlackRock Capital Appreciation V.I. Class I Shares	15,395,575.065	136,035,447	156,880,910	5	156,880,915	3,473,332	35.457835	58.244594
BlackRock Equity Dividend V.I. Class I Shares	764,464.710	8,566,592	9,303,536	1	9,303,537	112,159	82.949602	82.949602
BlackRock Global Allocation V.I. Class I Shares	19,389,921.072	317,156,540	344,946,696	(13)	344,946,683	7,023,561	27.163070	59.247457
BlackRock Government Money Market V.I. Class I Shares	83,183,230.744	83,183,230	83,183,231	(302)	83,182,929	6,773,331	8.993144	13.120242
BlackRock High Yield V.I. Class I Shares	9,104,617.196	65,735,093	69,104,045	271,040	69,375,085	1,831,142	22.416822	49.771412
BlackRock International V.I. Class I Shares	5,871,726.801	62,158,422	69,756,114	23	69,756,137	2,416,086	21.683454	29.883746
BlackRock Large Cap Focus Growth V.I. Class I Shares	4,827,283.779	78,421,303	105,331,332	(23)	105,331,309	2,071,181	50.431230	60.850429
BlackRock Managed Volatility V.I. Class I Shares	518,412.914	6,878,686	6,848,235	(11)	6,848,224	254,824	26.874367	26.874367
BlackRock S&P 500 Index V.I. Class I Shares	5,441,380.137	125,361,497	175,484,509	(45)	175,484,464	2,881,178	31.871777	68.608837
BlackRock Total Return V.I. Class I Shares	8,733,136.910	104,377,704	104,622,980	130,280	104,753,260	5,192,556	14.185104	29.205463
BlackRock U.S. Government Bond V.I. Class I Shares	4,335,522.363	44,995,482	45,522,985	25,388	45,548,373	2,229,380	12.354109	22.178964
Davis Value	7,356,537.007	64,047,733	66,061,702	48	66,061,750	2,103,081	28.177076	35.699960
Eaton Vance VT Floating-Rate Income	358,307.222	3,271,008	3,257,013	(376)	3,256,637	221,913	14.072127	15.337655
Federated Hermes Kaufmann II Primary Shares	1,323,273.959	25,218,867	32,168,790	(15)	32,168,775	652,665	47.313511	51.567818
Federated Hermes Managed Volatility II Primary Shares	133,438.695	1,401,371	1,721,359	1	1,721,360	135,946	12.512803	12.725927
Franklin Templeton Foreign Class 2 Shares	99,861.647	1,372,394	1,357,120	-	1,357,120	83,980	15.473533	16.865426
Franklin Templeton Growth Class 2 Shares	152,316.283	1,821,960	1,765,346	2	1,765,348	97,621	17.463203	19.033402
Invesco V.I. American Franchise Series I Shares	259,367.456	15,532,927	22,987,738	11	22,987,749	668,398	21.449511	44.168336
Invesco V.I. American Value Series I Shares	11,250.525	214,239	226,473	-	226,473	21,577	10.476168	10.511675
Invesco V.I. Comstock Series I Shares	3,414,600.654	56,680,550	72,184,658	(31)	72,184,627	2,186,726	30.429640	33.764192
Invesco V.I. Core Equity Series I Shares	1,233,291.711	40,101,973	46,606,094	(56)	46,606,038	1,526,649	29.436722	30.574700
Invesco V.I. International Growth Series I Shares	166,991.433	6,057,204	6,915,115	42	6,915,157	368,111	17.970912	32.358760
Invesco V.I. Main Street Series II Shares	20,539.764	577,759	724,643	(1)	724,642	18,517	37.197609	40.541532
Invesco V.I. Main Street Mid Cap Series I Shares	192,642.194	2,177,545	2,498,569	(11)	2,498,558	82,172	29.132804	31.752002
Janus Henderson - Enterprise Service Shares	3,372.946	246,470	311,964	(28)	311,936	6,767	44.026555	47.410639
Janus Henderson - Forty Service Shares	161,427.463	6,875,179	9,143,252	(4)	9,143,248	167,947	53.001598	57.075068
MFS® Growth Initial Class	1,334,551.493	68,358,195	105,910,006	16	105,910,022	1,399,173	29.517512	87.488249
PIMCO CommodityRealReturn® Strategy Administrative Class	977,227.542	6,100,676	7,563,741	(4)	7,563,737	931,242	7.785486	8.485829

See accompanying notes.	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

PIMCO Low Duration Administrative Class	4,354,986.869	$44,705,129	$44,551,516	$(543)	$44,550,973	3,721,233	$11.543495	$12.430579
PIMCO Real Return Administrative Class	2,021,161.642	25,844,191	28,276,051	(498)	28,275,553	1,748,176	15.512754	16.907606
PIMCO Total Return Administrative Class	14,375,264.975	157,431,797	154,677,851	(628)	154,677,223	8,290,671	16.284704	21.721532
Pioneer High Yield VCT Class II Shares	271,552.845	2,495,250	2,501,002	(244)	2,500,758	126,813	18.882210	20.579864
Pioneer Real Estate Shares VCT Class II Shares	150,788.896	1,389,947	1,611,933	(28)	1,611,905	61,819	25.137301	26.934109
TA Aegon Sustainable Equity Income Service Class	2,162,883.251	41,517,622	45,723,352	5	45,723,357	2,822,392	15.892534	16.533277
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	319,293.020	3,396,834	3,665,484	-	3,665,484	268,462	13.653643	13.653643
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	295,262.170	3,448,909	3,646,488	1	3,646,489	260,519	13.997025	13.997025
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	125,474.785	1,372,837	1,447,979	1	1,447,980	104,861	13.808517	13.808517
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	45,417.634	558,210	560,454	(1)	560,453	40,348	13.890573	13.890573
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	35,522.114	456,565	482,390	-	482,390	31,983	15.082670	15.082670
TA BlackRock iShares Edge 40 Service Class	28,667.276	274,758	290,113	(4)	290,109	20,994	13.215690	14.160072
TA International Focus Initial Class	2,352,375.838	20,723,528	25,335,088	(16)	25,335,072	1,797,151	14.097355	14.097355
TA Janus Balanced Service Class	136,382.412	2,200,847	2,712,646	(1)	2,712,645	161,619	16.571744	16.971889
TA Janus Mid-Cap Growth Service Class	492,068.948	15,102,579	20,602,927	(13)	20,602,914	713,855	28.158950	29.602815
TA JPMorgan Enhanced Index Initial Class	47,625.468	1,053,208	1,317,797	1	1,317,798	66,563	19.525105	19.957182
TA Managed Risk - Balanced ETF Service Class	386,670.088	4,805,345	5,154,312	(1)	5,154,311	335,962	15.341950	15.341950
TA Managed Risk - Conservative ETF Service Class	297,925.804	3,764,672	3,801,533	5	3,801,538	278,281	13.660802	13.660802
TA Managed Risk - Growth ETF Service Class	268,185.051	2,824,060	3,108,265	2	3,108,267	175,571	17.703727	17.703727
TA Market Participation Strategy Service Class	68,585.867	911,523	967,747	(37)	967,710	50,385	19.206458	19.206458
TA Morgan Stanley Capital Growth Initial Class	56,084.951	1,652,352	1,639,363	(2)	1,639,361	73,837	22.068680	22.309270
TA Morgan Stanley Global Allocation Service Class	12,624.715	188,279	212,600	-	212,600	15,058	14.119083	14.145977
TA Multi-Managed Balanced Service Class	24,188.852	370,050	439,995	1	439,996	27,333	15.917757	16.302131
TA PIMCO Tactical - Balanced Service Class	112,840.019	1,372,190	1,363,107	1	1,363,108	86,577	15.744430	15.744430
TA PIMCO Tactical - Conservative Service Class	116,133.265	1,365,875	1,356,437	-	1,356,437	90,229	15.033274	15.033274
TA PIMCO Tactical - Growth Service Class	40,112.762	466,863	480,551	-	480,551	28,432	16.901923	16.901923
TA Small/Mid Cap Value Service Class	1,389,455.206	23,480,042	32,818,932	16	32,818,948	1,103,149	28.751195	30.806163
TA T. Rowe Price Small Cap Initial Class	613,707.759	9,333,260	11,666,584	(5)	11,666,579	659,370	17.607284	17.996988
TA TS&W International Equity Service Class	175,839.624	2,341,891	2,792,333	1	2,792,334	226,727	12.173310	12.442791
TA WMC US Growth Service Class	969,534.665	30,812,113	42,407,446	6	42,407,452	1,070,497	38.273879	41.008875
Wanger International	786,714.946	18,893,678	25,662,642	16	25,662,658	1,192,700	20.726716	22.319719
Wanger USA	505,361.224	10,901,114	13,007,998	29	13,008,027	287,666	43.459349	47.367558

See accompanying notes.	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Global Thematic Growth Class A Shares Subaccount	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Small/ Mid Cap Value Class A Shares Subaccount
Net Assets as of December 31, 2019:	$6,996,101	$7,651,516	$1,844,679	$94,630,116	$4,163,258

Investment Income:
Reinvested Dividends	46,594	101,828	32,135	-	38,522
Investment Expense:
Mortality and Expense Risk and Administrative Charges	95,401	100,417	24,629	1,338,226	54,668

Net Investment Income (Loss)	(48,807)	1,411	7,506	(1,338,226)	(16,146)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	654,263	344,530	-	7,530,803	176,331
Realized Gain (Loss) on Investments	462,722	478,128	(16,142)	8,624,438	(190,638)

Net Realized Capital Gains (Losses) on Investments	1,116,985	822,658	(16,142)	16,155,241	(14,307)
Net Change in Unrealized Appreciation (Depreciation)	1,290,008	(785,219)	71,822	14,292,449	176,841

Net Gain (Loss) on Investment	2,406,993	37,439	55,680	30,447,690	162,534
Net Increase (Decrease) in Net Assets Resulting from Operations	2,358,186	38,850	63,186	29,109,464	146,388

Increase (Decrease) in Net Assets from Contract Transactions	(964,020)	(876,836)	(19,849)	(11,964,467)	(120,120)

Total Increase (Decrease) in Net Assets	1,394,166	(837,986)	43,337	17,144,997	26,268

Net Assets as of December 31, 2020:	$8,390,267	$6,813,530	$1,888,016	$111,775,113	$4,189,526

Investment Income:
Reinvested Dividends	-	62,450	37,781	-	34,908
Investment Expense:
Mortality and Expense Risk and Administrative Charges	122,507	118,922	29,102	1,609,329	69,454

Net Investment Income (Loss)	(122,507)	(56,472)	8,679	(1,609,329)	(34,546)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,044,085	-	-	7,967,458	-
Realized Gain (Loss) on Investments	689,440	112,498	24,243	11,689,104	201,927

Net Realized Capital Gains (Losses) on Investments	1,733,525	112,498	24,243	19,656,562	201,927
Net Change in Unrealized Appreciation (Depreciation)	130,193	1,662,229	143,472	10,455,825	1,137,795

Net Gain (Loss) on Investment	1,863,718	1,774,727	167,715	30,112,387	1,339,722

Net Increase (Decrease) in Net Assets Resulting from Operations	1,741,211	1,718,255	176,394	28,503,058	1,305,176

Increase (Decrease) in Net Assets from Contract Transactions	(615,755)	(718,690)	(223,812)	(13,922,644)	(1,083,039)

Total Increase (Decrease) in Net Assets	1,125,456	999,565	(47,418)	14,580,414	222,137

Net Assets as of December 31, 2021:	$9,515,723	$7,813,095	$1,840,598	$126,355,527	$4,411,663

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Century VP Ultra® Class I Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$9,618,044	$12,769,148	$33,990,543	$19,182,658	$63,789,592

Investment Income:
Reinvested Dividends	-	200,979	112,321	242,549	390,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	130,880	191,656	576,377	288,917	964,784

Net Investment Income (Loss)	(130,880)	9,323	(464,056)	(46,368)	(573,926)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,654	56,116	848,580	471,857	-
Realized Gain (Loss) on Investments	1,052,812	215,438	2,184,788	328,466	210,776

Net Realized Capital Gains (Losses) on Investments	1,970,466	271,554	3,033,368	800,323	210,776
Net Change in Unrealized Appreciation (Depreciation)	1,843,276	898,399	12,326,627	1,319,708	8,482,487

Net Gain (Loss) on Investment	3,813,742	1,169,953	15,359,995	2,120,031	8,693,263

Net Increase (Decrease) in Net Assets Resulting from Operations	3,682,862	1,179,276	14,895,939	2,073,663	8,119,337

Increase (Decrease) in Net Assets from Contract Transactions	(2,937,893)	(928,681)	(6,291,230)	(1,473,545)	(6,780,153)

Total Increase (Decrease) in Net Assets	744,969	250,595	8,604,709	600,118	1,339,184

Net Assets as of December 31, 2020:	$10,363,013	$13,019,743	$42,595,252	$19,782,776	$65,128,776

Investment Income:
Reinvested Dividends	-	212,289	91,280	229,133	1,515,264
Investment Expense:
Mortality and Expense Risk and Administrative Charges	148,599	219,272	717,185	340,763	1,065,119

Net Investment Income (Loss)	(148,599)	(6,983)	(625,905)	(111,630)	450,145

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	731,147	457,277	5,678,925	207,008	-
Realized Gain (Loss) on Investments	759,775	535,861	6,037,833	1,040,974	1,811,163

Net Realized Capital Gains (Losses) on Investments	1,490,922	993,138	11,716,758	1,247,982	1,811,163
Net Change in Unrealized Appreciation (Depreciation)	775,569	717,927	(2,958,707)	3,045,689	(3,986,258)

Net Gain (Loss) on Investment	2,266,491	1,711,065	8,758,051	4,293,671	(2,175,095)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,117,892	1,704,082	8,132,146	4,182,041	(1,724,950)

Increase (Decrease) in Net Assets from Contract Transactions	(1,361,290)	(586,895)	(9,006,722)	(3,066,382)	(1,107,312)

Total Increase (Decrease) in Net Assets	756,602	1,117,187	(874,576)	1,115,659	(2,832,262)

Net Assets as of December 31, 2021:	$11,119,615	$14,136,930	$41,720,676	$20,898,435	$62,296,514

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - The Bond Fund of America Class 2 Shares	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$6,638,143	$146,891,000	$68,025,682	$120,265,823	$179,286,115

Investment Income:
Reinvested Dividends	153,988	1,570,946	999,637	1,313,425	3,601,625
Investment Expense:
Mortality and Expense Risk and Administrative Charges	115,013	1,877,904	804,876	1,546,217	2,089,811

Net Investment Income (Loss)	38,975	(306,958)	194,761	(232,792)	1,511,814

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	63,753	12,459,426	675,030	7,545,112	3,775,031
Realized Gain (Loss) on Investments	99,267	(1,720,685)	(2,472,443)	4,990,434	(3,419,025)

Net Realized Capital Gains (Losses) on Investments	163,020	10,738,741	(1,797,413)	12,535,546	356,006
Net Change in Unrealized Appreciation (Depreciation)	320,354	13,134,588	2,382,693	7,460,242	157,338

Net Gain (Loss) on Investment	483,374	23,873,329	585,280	19,995,788	513,344

Net Increase (Decrease) in Net Assets Resulting from Operations	522,349	23,566,371	780,041	19,762,996	2,025,158

Increase (Decrease) in Net Assets from Contract Transactions	641,903	(16,943,974)	(5,049,511)	(12,712,603)	(14,349,612)

Total Increase (Decrease) in Net Assets	1,164,252	6,622,397	(4,269,470)	7,050,393	(12,324,454)

Net Assets as of December 31, 2020:	$7,802,395	$153,513,397	$63,756,212	$127,316,216	$166,961,661

Investment Income:
Reinvested Dividends	109,786	2,403,821	1,075,244	1,098,611	2,221,991
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128,031	2,239,594	942,397	1,769,786	2,497,748

Net Investment Income (Loss)	(18,245)	164,227	132,847	(671,175)	(275,757)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	324,609	75,979,012	10,753,451	36,497,388	25,137,492
Realized Gain (Loss) on Investments	91,237	(396,496)	(1,431,864)	7,635,832	2,861,372

Net Realized Capital Gains (Losses) on Investments	415,846	75,582,516	9,321,587	44,133,220	27,998,864
Net Change in Unrealized Appreciation (Depreciation)	(545,260)	(36,902,191)	5,602,197	(28,582,229)	4,629,595

Net Gain (Loss) on Investment	(129,414)	38,680,325	14,923,784	15,550,991	32,628,459

Net Increase (Decrease) in Net Assets Resulting from Operations	(147,659)	38,844,552	15,056,631	14,879,816	32,352,702

Increase (Decrease) in Net Assets from Contract Transactions	104,042	(18,393,890)	(8,662,646)	(14,500,606)	(22,006,142)

Total Increase (Decrease) in Net Assets	(43,617)	20,450,662	6,393,985	379,210	10,346,560

Net Assets as of December 31, 2021:	$7,758,778	$173,964,059	$70,150,197	$127,695,426	$177,308,221

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Equity Dividend V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$126,321,800	$9,159,685	$338,645,124	$89,787,729	$76,597,136

Investment Income:
Reinvested Dividends	-	174,076	4,167,867	296,597	3,755,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,855,036	106,945	4,505,569	1,257,267	983,635

Net Investment Income (Loss)	(1,855,036)	67,131	(337,702)	(960,670)	2,771,595

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,087,531	288,027	17,123,365	3,608	-
Realized Gain (Loss) on Investments	(1,152,230)	37,188	8,048,412	-	303,564

Net Realized Capital Gains (Losses) on Investments	11,935,301	325,215	25,171,777	3,608	303,564
Net Change in Unrealized Appreciation (Depreciation)	34,948,582	(252,132)	34,655,338	-	676,616

Net Gain (Loss) on Investment	46,883,883	73,083	59,827,115	3,608	980,180

Net Increase (Decrease) in Net Assets Resulting from Operations	45,028,847	140,214	59,489,413	(957,062)	3,751,775

Increase (Decrease) in Net Assets from Contract Transactions	(20,710,420)	(697,215)	(35,608,529)	3,094,076	(6,907,557)

Total Increase (Decrease) in Net Assets	24,318,427	(557,001)	23,880,884	2,137,014	(3,155,782)

Net Assets as of December 31, 2020:	$150,640,227	$8,602,684	$362,526,008	$91,924,743	$73,441,354

Investment Income:
Reinvested Dividends	-	143,678	3,235,870	38	3,231,331
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,174,970	126,115	4,954,620	1,196,498	996,224

Net Investment Income (Loss)	(2,174,970)	17,563	(1,718,750)	(1,196,460)	2,235,107

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,497,391	1,130,762	47,902,223	4,216	195,687
Realized Gain (Loss) on Investments	5,275,731	225,765	13,325,583	-	967,781

Net Realized Capital Gains (Losses) on Investments	34,773,122	1,356,527	61,227,806	4,216	1,163,468
Net Change in Unrealized Appreciation (Depreciation)	(5,163,382)	207,333	(40,936,571)	-	(672,208)

Net Gain (Loss) on Investment	29,609,740	1,563,860	20,291,235	4,216	491,260

Net Increase (Decrease) in Net Assets Resulting from Operations	27,434,770	1,581,423	18,572,485	(1,192,244)	2,726,367

Increase (Decrease) in Net Assets from Contract Transactions	(21,194,082)	(880,570)	(36,151,810)	(7,549,570)	(6,792,636)

Total Increase (Decrease) in Net Assets	6,240,688	700,853	(17,579,325)	(8,741,814)	(4,066,269)

Net Assets as of December 31, 2021:	$156,880,915	$9,303,537	$344,946,683	$83,182,929	$69,375,085

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock International V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$67,221,355	$79,817,955	$8,638,829	$147,683,495	$117,625,674

Investment Income:
Reinvested Dividends	311,152	-	298,979	2,449,425	2,484,772
Investment Expense:
Mortality and Expense Risk and Administrative Charges	845,315	1,196,526	107,682	1,918,606	1,610,739

Net Investment Income (Loss)	(534,163)	(1,196,526)	191,297	530,819	874,033

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,040,738	5,696,370	-	9,001,586	5,398,200
Realized Gain (Loss) on Investments	1,633,359	4,710,047	192,045	8,382,716	1,384,422

Net Realized Capital Gains (Losses) on Investments	2,674,097	10,406,417	192,045	17,384,302	6,782,622
Net Change in Unrealized Appreciation (Depreciation)	9,472,376	22,168,406	(215,709)	3,940,264	265,533

Net Gain (Loss) on Investment	12,146,473	32,574,823	(23,664)	21,324,566	7,048,155

Net Increase (Decrease) in Net Assets Resulting from Operations	11,612,310	31,378,297	167,633	21,855,385	7,922,188

Increase (Decrease) in Net Assets from Contract Transactions	(6,881,164)	(8,524,448)	(1,064,069)	(14,994,389)	(8,879,619)

Total Increase (Decrease) in Net Assets	4,731,146	22,853,849	(896,436)	6,860,996	(957,431)

Net Assets as of December 31, 2020:	$71,952,501	$102,671,804	$7,742,393	$154,544,491	$116,668,243

Investment Income:
Reinvested Dividends	492,391	-	48,920	2,107,538	1,837,045
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,034,619	1,426,042	97,699	2,291,602	1,557,118

Net Investment Income (Loss)	(542,228)	(1,426,042)	(48,779)	(184,064)	279,927

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,194,718	15,416,613	-	11,903,887	354,826
Realized Gain (Loss) on Investments	3,862,221	6,680,875	152,019	11,492,333	595,018

Net Realized Capital Gains (Losses) on Investments	20,056,939	22,097,488	152,019	23,396,220	949,844
Net Change in Unrealized Appreciation (Depreciation)	(14,081,699)	(4,724,105)	(153,248)	16,116,666	(4,420,561)

Net Gain (Loss) on Investment	5,975,240	17,373,383	(1,229)	39,512,886	(3,470,717)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,433,012	15,947,341	(50,008)	39,328,822	(3,190,790)

Increase (Decrease) in Net Assets from Contract Transactions	(7,629,376)	(13,287,836)	(844,161)	(18,388,849)	(8,724,193)

Total Increase (Decrease) in Net Assets	(2,196,364)	2,659,505	(894,169)	20,939,973	(11,914,983)

Net Assets as of December 31, 2021:	$69,756,137	$105,331,309	$6,848,224	$175,484,464	$104,753,260

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock U.S. Government Bond V.I. Class I Shares	Davis Value	Eaton Vance VT Floating-Rate Income	Federated Hermes Kaufmann II Primary Shares	Federated Hermes Managed Volatility II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$50,401,761	$64,512,429	$3,517,180	$35,605,041	$2,235,177

Investment Income:
Reinvested Dividends	950,562	403,107	106,353	-	51,792
Investment Expense:
Mortality and Expense Risk and Administrative Charges	723,366	798,923	45,002	483,710	26,708

Net Investment Income (Loss)	227,196	(395,816)	61,351	(483,710)	25,084

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,612,427	-	3,285,206	-
Realized Gain (Loss) on Investments	324,896	(4,143,193)	(84,416)	1,562,674	(9,387)

Net Realized Capital Gains (Losses) on Investments	324,896	(2,530,766)	(84,416)	4,847,880	(9,387)
Net Change in Unrealized Appreciation (Depreciation)	1,980,913	8,498,175	(15,337)	3,944,363	(55,221)

Net Gain (Loss) on Investment	2,305,809	5,967,409	(99,753)	8,792,243	(64,608)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,533,005	5,571,593	(38,402)	8,308,533	(39,524)

Increase (Decrease) in Net Assets from Contract Transactions	(988,003)	(6,619,434)	(235,156)	(6,341,312)	(432,607)

Total Increase (Decrease) in Net Assets	1,545,002	(1,047,841)	(273,558)	1,967,221	(472,131)

Net Assets as of December 31, 2020:	$51,946,763	$63,464,588	$3,243,622	$37,572,262	$1,763,046

Investment Income:
Reinvested Dividends	541,246	396,243	94,837	-	32,949
Investment Expense:
Mortality and Expense Risk and Administrative Charges	670,163	973,104	45,930	493,163	24,675

Net Investment Income (Loss)	(128,917)	(576,861)	48,907	(493,163)	8,274

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,789,990	-	2,471,727	-
Realized Gain (Loss) on Investments	182,807	(102,986)	(13,299)	2,258,089	48,612

Net Realized Capital Gains (Losses) on Investments	182,807	10,687,004	(13,299)	4,729,816	48,612
Net Change in Unrealized Appreciation (Depreciation)	(1,546,158)	127,633	35,568	(3,760,820)	220,378

Net Gain (Loss) on Investment	(1,363,351)	10,814,637	22,269	968,996	268,990

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,492,268)	10,237,776	71,176	475,833	277,264

Increase (Decrease) in Net Assets from Contract Transactions	(4,906,122)	(7,640,614)	(58,161)	(5,879,320)	(318,950)

Total Increase (Decrease) in Net Assets	(6,398,390)	2,597,162	13,015	(5,403,487)	(41,686)

Net Assets as of December 31, 2021:	$45,548,373	$66,061,750	$3,256,637	$32,168,775	$1,721,360

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Growth Class 2 Shares	Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Value Series I Shares	Invesco V.I. Comstock Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount

Net Assets as of December 31, 2019:	$1,716,049	$1,734,149	$20,332,816	$-	$73,398,966

Investment Income:
Reinvested Dividends	47,265	48,924	14,455	-	1,508,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,544	23,284	282,080	-	862,230

Net Investment Income (Loss)	27,721	25,640	(267,625)	-	646,494

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,508,230	-	1,655,158
Realized Gain (Loss) on Investments	(35,917)	(23,957)	2,215,012	-	145,134

Net Realized Capital Gains (Losses) on Investments	(35,917)	(23,957)	3,723,242	-	1,800,292
Net Change in Unrealized Appreciation (Depreciation)	(58,437)	84,338	3,706,763	-	(3,837,679)

Net Gain (Loss) on Investment	(94,354)	60,381	7,430,005	-	(2,037,387)

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,633)	86,021	7,162,380	-	(1,390,893)

Increase (Decrease) in Net Assets from Contract Transactions	(125,432)	8,793	(3,823,930)	-	(5,360,308)

Total Increase (Decrease) in Net Assets	(192,065)	94,814	3,338,450	-	(6,751,201)

Net Assets as of December 31, 2020:	$1,523,984	$1,828,963	$23,671,266	$-	$66,647,765

Investment Income:
Reinvested Dividends	29,015	20,311	-	1,008	1,266,530
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,701	26,692	329,832	2,294	1,019,102

Net Investment Income (Loss)	7,314	(6,381)	(329,832)	(1,286)	247,428

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,683,225	-	-
Realized Gain (Loss) on Investments	6,581	(1,277)	2,194,498	871	3,723,890

Net Realized Capital Gains (Losses) on Investments	6,581	(1,277)	4,877,723	871	3,723,890
Net Change in Unrealized Appreciation (Depreciation)	30,139	70,158	(2,170,788)	12,234	15,576,043

Net Gain (Loss) on Investment	36,720	68,881	2,706,935	13,105	19,299,933

Net Increase (Decrease) in Net Assets Resulting from Operations	44,034	62,500	2,377,103	11,819	19,547,361

Increase (Decrease) in Net Assets from Contract Transactions	(210,898)	(126,115)	(3,060,620)	214,654	(14,010,499)

Total Increase (Decrease) in Net Assets	(166,864)	(63,615)	(683,517)	226,473	5,536,862

Net Assets as of December 31, 2021:	$1,357,120	$1,765,348	$22,987,749	$226,473	$72,184,627

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. Core Equity Series I Shares	Invesco V.I. International Growth Series I Shares	Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Mid Cap Series I Shares	Janus Henderson - Enterprise Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$41,652,814	$7,125,474	$1,046,855	$2,652,365	$600,783

Investment Income:
Reinvested Dividends	510,680	150,923	7,326	17,231	257
Investment Expense:
Mortality and Expense Risk and Administrative Charges	523,676	104,771	9,815	36,882	6,990

Net Investment Income (Loss)	(12,996)	46,152	(2,489)	(19,651)	(6,733)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,809,522	145,402	62,046	487,807	43,676
Realized Gain (Loss) on Investments	1,259,869	376,443	(13,969)	(97,194)	62,010

Net Realized Capital Gains (Losses) on Investments	10,069,391	521,845	48,077	390,613	105,686
Net Change in Unrealized Appreciation (Depreciation)	(5,475,838)	271,285	27,021	(169,803)	(32,481)

Net Gain (Loss) on Investment	4,593,553	793,130	75,098	220,810	73,205

Net Increase (Decrease) in Net Assets Resulting from Operations	4,580,557	839,282	72,609	201,159	66,472

Increase (Decrease) in Net Assets from Contract Transactions	(4,136,130)	(989,463)	(427,491)	(178,367)	(219,830)

Total Increase (Decrease) in Net Assets	444,427	(150,181)	(354,882)	22,792	(153,358)

Net Assets as of December 31, 2020:	$42,097,241	$6,975,293	$691,973	$2,675,157	$447,425

Investment Income:
Reinvested Dividends	291,839	89,975	3,480	11,965	1,151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	607,327	111,570	9,407	42,177	6,066

Net Investment Income (Loss)	(315,488)	(21,595)	(5,927)	(30,212)	(4,915)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	999,571	475,172	39,567	-	43,409
Realized Gain (Loss) on Investments	1,770,532	245,258	16,082	(59,268)	78,681

Net Realized Capital Gains (Losses) on Investments	2,770,103	720,430	55,649	(59,268)	122,090
Net Change in Unrealized Appreciation (Depreciation)	7,788,235	(401,209)	106,316	626,558	(54,852)

Net Gain (Loss) on Investment	10,558,338	319,221	161,965	567,290	67,238

Net Increase (Decrease) in Net Assets Resulting from Operations	10,242,850	297,626	156,038	537,078	62,323

Increase (Decrease) in Net Assets from Contract Transactions	(5,734,053)	(357,762)	(123,369)	(713,677)	(197,812)

Total Increase (Decrease) in Net Assets	4,508,797	(60,136)	32,669	(176,599)	(135,489)

Net Assets as of December 31, 2021:	$46,606,038	$6,915,157	$724,642	$2,498,558	$311,936

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson - Forty Service Shares	MFS® Growth Initial Class	PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO Low Duration Administrative Class	PIMCO Real Return Administrative Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$6,427,510	$86,146,511	$7,466,123	$44,870,927	$28,016,079

Investment Income:
Reinvested Dividends	44,054	-	436,281	501,298	365,623
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,730	1,233,535	103,065	619,203	393,698

Net Investment Income (Loss)	(56,676)	(1,233,535)	333,216	(117,905)	(28,075)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	499,019	5,846,592	-	-	-
Realized Gain (Loss) on Investments	265,253	10,588,778	(747,191)	(481,488)	(279,308)

Net Realized Capital Gains (Losses) on Investments	764,272	16,435,370	(747,191)	(481,488)	(279,308)
Net Change in Unrealized Appreciation (Depreciation)	1,526,519	8,735,868	567,172	1,115,811	2,726,932

Net Gain (Loss) on Investment	2,290,791	25,171,238	(180,019)	634,323	2,447,624

Net Increase (Decrease) in Net Assets Resulting from Operations	2,234,115	23,937,703	153,197	516,418	2,419,549

Increase (Decrease) in Net Assets from Contract Transactions	(690,997)	(10,777,340)	76,890	(325,050)	(2,150,285)

Total Increase (Decrease) in Net Assets	1,543,118	13,160,363	230,087	191,368	269,264

Net Assets as of December 31, 2020:	$7,970,628	$99,306,874	$7,696,210	$45,062,295	$28,285,343

Investment Income:
Reinvested Dividends	46,778	-	337,706	234,173	1,417,856
Investment Expense:
Mortality and Expense Risk and Administrative Charges	129,393	1,406,815	122,150	672,822	428,482

Net Investment Income (Loss)	(82,615)	(1,406,815)	215,556	(438,649)	989,374

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,056,511	13,847,073	-	-	-
Realized Gain (Loss) on Investments	947,577	12,334,668	(79,546)	(49,622)	379,857

Net Realized Capital Gains (Losses) on Investments	2,004,088	26,181,741	(79,546)	(49,622)	379,857
Net Change in Unrealized Appreciation (Depreciation)	(262,586)	(4,502,439)	2,114,105	(597,032)	(223,351)

Net Gain (Loss) on Investment	1,741,502	21,679,302	2,034,559	(646,654)	156,506

Net Increase (Decrease) in Net Assets Resulting from Operations	1,658,887	20,272,487	2,250,115	(1,085,303)	1,145,880

Increase (Decrease) in Net Assets from Contract Transactions	(486,267)	(13,669,339)	(2,382,588)	573,981	(1,155,670)

Total Increase (Decrease) in Net Assets	1,172,620	6,603,148	(132,473)	(511,322)	(9,790)

Net Assets as of December 31, 2021:	$9,143,248	$105,910,022	$7,563,737	$44,550,973	$28,275,553

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	PIMCO Total Return Administrative Class	Pioneer High Yield VCT Class II Shares	Pioneer Real Estate Shares VCT Class II Shares	TA Aegon Sustainable Equity Income Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$173,221,565	$2,652,274	$1,915,529	$45,414,806	$3,522,633

Investment Income:
Reinvested Dividends	3,604,098	120,681	20,318	1,197,472	70,927
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,402,211	33,589	20,286	627,196	45,954

Net Investment Income (Loss)	1,201,887	87,092	32	570,276	24,973

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,881,915	-	327,700	5,341,780	52,370
Realized Gain (Loss) on Investments	734,476	(44,491)	(341,792)	(1,047,775)	528

Net Realized Capital Gains (Losses) on Investments	2,616,391	(44,491)	(14,092)	4,294,005	52,898
Net Change in Unrealized Appreciation (Depreciation)	7,729,620	(48,838)	(107,656)	(7,258,816)	123,283

Net Gain (Loss) on Investment	10,346,011	(93,329)	(121,748)	(2,964,811)	176,181

Net Increase (Decrease) in Net Assets Resulting from Operations	11,547,898	(6,237)	(121,716)	(2,394,535)	201,154

Increase (Decrease) in Net Assets from Contract Transactions	(13,095,017)	(171,999)	(388,560)	3,301,788	58,102

Total Increase (Decrease) in Net Assets	(1,547,119)	(178,236)	(510,276)	907,253	259,256

Net Assets as of December 31, 2020:	$171,674,446	$2,474,038	$1,405,253	$46,322,059	$3,781,889

Investment Income:
Reinvested Dividends	2,945,049	123,710	15,349	889,752	41,157
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,306,501	36,613	22,782	715,212	50,648

Net Investment Income (Loss)	638,548	87,097	(7,433)	174,540	(9,491)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,904,704	-	-	-	60,321
Realized Gain (Loss) on Investments	276,173	(17,994)	(253,186)	(675,623)	19,174

Net Realized Capital Gains (Losses) on Investments	7,180,877	(17,994)	(253,186)	(675,623)	79,495
Net Change in Unrealized Appreciation (Depreciation)	(12,256,609)	28,675	769,461	9,265,661	89,791

Net Gain (Loss) on Investment	(5,075,732)	10,681	516,275	8,590,038	169,286

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,437,184)	97,778	508,842	8,764,578	159,795

Increase (Decrease) in Net Assets from Contract Transactions	(12,560,039)	(71,058)	(302,190)	(9,363,280)	(276,200)

Total Increase (Decrease) in Net Assets	(16,997,223)	26,720	206,652	(598,702)	(116,405)

Net Assets as of December 31, 2021:	$154,677,223	$2,500,758	$1,611,905	$45,723,357	$3,665,484

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$3,913,275	$1,518,949	$685,445	$403,116

Investment Income:
Reinvested Dividends	65,228	26,224	11,718	6,262
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,283	19,094	9,349	5,217

Net Investment Income (Loss)	17,945	7,130	2,369	1,045

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,556	28,813	8,837	4,209
Realized Gain (Loss) on Investments	368	(2,031)	4,476	503

Net Realized Capital Gains (Losses) on Investments	64,924	26,782	13,313	4,712
Net Change in Unrealized Appreciation (Depreciation)	(39,067)	(83,399)	(29,645)	(20,470)

Net Gain (Loss) on Investment	25,857	(56,617)	(16,332)	(15,758)

Net Increase (Decrease) in Net Assets Resulting from Operations	43,802	(49,487)	(13,963)	(14,713)

Increase (Decrease) in Net Assets from Contract Transactions	(462,435)	11,739	25,407	(45)

Total Increase (Decrease) in Net Assets	(418,633)	(37,748)	11,444	(14,758)

Net Assets as of December 31, 2020:	$3,494,642	$1,481,201	$696,889	$388,358

Investment Income:
Reinvested Dividends	31,708	8,132	3,040	1,313
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,265	20,040	7,662	6,162

Net Investment Income (Loss)	(16,557)	(11,908)	(4,622)	(4,849)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	50,924	40,881
Realized Gain (Loss) on Investments	5,122	21,969	8,658	1,385

Net Realized Capital Gains (Losses) on Investments	5,122	21,969	59,582	42,266
Net Change in Unrealized Appreciation (Depreciation)	248,318	80,384	(12,642)	18,179

Net Gain (Loss) on Investment	253,440	102,353	46,940	60,445

Net Increase (Decrease) in Net Assets Resulting from Operations	236,883	90,445	42,318	55,596

Increase (Decrease) in Net Assets from Contract Transactions	(85,036)	(123,666)	(178,754)	38,436

Total Increase (Decrease) in Net Assets	151,847	(33,221)	(136,436)	94,032

Net Assets as of December 31, 2021:	$3,646,489	$1,447,980	$560,453	$482,390

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Edge 40 Service Class	TA International Focus Initial Class	TA Janus Balanced Service Class	TA Janus Mid- Cap Growth Service Class	TA JPMorgan Enhanced Index Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$557,264	$25,146,132	$2,168,477	$20,519,678	$1,360,294

Investment Income:
Reinvested Dividends	11,583	512,415	32,004	7,715	17,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,159	308,267	31,407	291,956	15,574

Net Investment Income (Loss)	3,424	204,148	597	(284,241)	1,490

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,665	-	88,342	1,668,922	94,243
Realized Gain (Loss) on Investments	13,977	(569,120)	12,143	1,053,771	39,846

Net Realized Capital Gains (Losses) on Investments	17,642	(569,120)	100,485	2,722,693	134,089
Net Change in Unrealized Appreciation (Depreciation)	16,241	4,482,507	149,899	1,128,698	66,920

Net Gain (Loss) on Investment	33,883	3,913,387	250,384	3,851,391	201,009

Net Increase (Decrease) in Net Assets Resulting from Operations	37,307	4,117,535	250,981	3,567,150	202,499

Increase (Decrease) in Net Assets from Contract Transactions	(145,107)	(3,142,703)	(13,700)	(3,123,496)	(351,289)

Total Increase (Decrease) in Net Assets	(107,800)	974,832	237,281	443,654	(148,790)

Net Assets as of December 31, 2020:	$449,464	$26,120,964	$2,405,758	$20,963,332	$1,211,504

Investment Income:
Reinvested Dividends	4,408	314,730	29,239	20,982	10,885
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,384	350,095	38,124	319,472	18,053

Net Investment Income (Loss)	24	(35,365)	(8,885)	(298,490)	(7,168)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,680	-	110,737	2,758,338	158,770
Realized Gain (Loss) on Investments	10,952	402,633	28,518	1,649,310	95,830

Net Realized Capital Gains (Losses) on Investments	16,632	402,633	139,255	4,407,648	254,600
Net Change in Unrealized Appreciation (Depreciation)	(3,712)	1,966,890	202,004	(1,092,117)	87,942

Net Gain (Loss) on Investment	12,920	2,369,523	341,259	3,315,531	342,542

Net Increase (Decrease) in Net Assets Resulting from Operations	12,944	2,334,158	332,374	3,017,041	335,374

Increase (Decrease) in Net Assets from Contract Transactions	(172,299)	(3,120,050)	(25,487)	(3,377,459)	(229,080)

Total Increase (Decrease) in Net Assets	(159,355)	(785,892)	306,887	(360,418)	106,294

Net Assets as of December 31, 2021:	$290,109	$25,335,072	$2,712,645	$20,602,914	$1,317,798

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$5,321,555	$4,290,599	$4,112,462	$22,227	$1,572,564

Investment Income:
Reinvested Dividends	96,067	80,617	57,847	390	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,997	51,750	42,555	1,753	25,803

Net Investment Income (Loss)	32,070	28,867	15,292	(1,363)	(25,803)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,079	12,563	77,779	475	72,777
Realized Gain (Loss) on Investments	56,313	15,823	44,921	3,046	349,377

Net Realized Capital Gains (Losses) on Investments	115,392	28,386	122,700	3,521	422,154
Net Change in Unrealized Appreciation (Depreciation)	(38,270)	53,748	(150,501)	34,799	1,073,430

Net Gain (Loss) on Investment	77,122	82,134	(27,801)	38,320	1,495,584

Net Increase (Decrease) in Net Assets Resulting from Operations	109,192	111,001	(12,509)	36,957	1,469,781

Increase (Decrease) in Net Assets from Contract Transactions	(882,896)	(680,003)	(1,183,705)	801,265	(661,666)

Total Increase (Decrease) in Net Assets	(773,704)	(569,002)	(1,196,214)	838,222	808,115

Net Assets as of December 31, 2020:	$4,547,851	$3,721,597	$2,916,248	$860,449	$2,380,679

Investment Income:
Reinvested Dividends	67,633	59,661	27,280	4,563	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	72,641	49,062	41,176	12,351	32,872

Net Investment Income (Loss)	(5,008)	10,599	(13,896)	(7,788)	(32,872)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	273,258	51,824	145,938	94,654	516,884
Realized Gain (Loss) on Investments	156,229	12,531	19,105	1,837	557,589

Net Realized Capital Gains (Losses) on Investments	429,487	64,355	165,043	96,491	1,074,473
Net Change in Unrealized Appreciation (Depreciation)	8,569	(30,754)	206,741	22,245	(1,184,870)

Net Gain (Loss) on Investment	438,056	33,601	371,784	118,736	(110,397)

Net Increase (Decrease) in Net Assets Resulting from Operations	433,048	44,200	357,888	110,948	(143,269)

Increase (Decrease) in Net Assets from Contract Transactions	173,412	35,741	(165,869)	(3,687)	(598,049)

Total Increase (Decrease) in Net Assets	606,460	79,941	192,019	107,261	(741,318)

Net Assets as of December 31, 2021:	$5,154,311	$3,801,538	$3,108,267	$967,710	$1,639,361

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Morgan Stanley Global Allocation Service Class	TA Multi- Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$281,570	$385,113	$1,073,518	$1,475,519	$398,923

Investment Income:
Reinvested Dividends	2,631	4,492	39,817	20,152	15,492
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,974	5,387	16,168	19,372	5,233

Net Investment Income (Loss)	(1,343)	(895)	23,649	780	10,259

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,641	13,574	77,652	93,494	32,805
Realized Gain (Loss) on Investments	5,152	5,024	513	26,959	198

Net Realized Capital Gains (Losses) on Investments	15,793	18,598	78,165	120,453	33,003
Net Change in Unrealized Appreciation (Depreciation)	20,778	27,552	(13,987)	11,463	(14,562)

Net Gain (Loss) on Investment	36,571	46,150	64,178	131,916	18,441

Net Increase (Decrease) in Net Assets Resulting from Operations	35,228	45,255	87,827	132,696	28,700

Increase (Decrease) in Net Assets from Contract Transactions	(99,691)	(27,100)	130,122	(117,010)	(46,821)

Total Increase (Decrease) in Net Assets	(64,463)	18,155	217,949	15,686	(18,121)

Net Assets as of December 31, 2020:	$217,107	$403,268	$1,291,467	$1,491,205	$380,802

Investment Income:
Reinvested Dividends	1,021	3,938	-	13,940	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,498	6,302	17,781	18,464	6,092

Net Investment Income (Loss)	(2,477)	(2,364)	(17,781)	(4,524)	(6,092)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,986	22,850	99,634	108,491	35,511
Realized Gain (Loss) on Investments	9,258	9,736	2,652	6,575	418

Net Realized Capital Gains (Losses) on Investments	26,244	32,586	102,286	115,066	35,929
Net Change in Unrealized Appreciation (Depreciation)	(10,752)	28,260	(20,866)	(74,197)	3,690

Net Gain (Loss) on Investment	15,492	60,846	81,420	40,869	39,619

Net Increase (Decrease) in Net Assets Resulting from Operations	13,015	58,482	63,639	36,345	33,527

Increase (Decrease) in Net Assets from Contract Transactions	(17,522)	(21,754)	8,002	(171,113)	66,222

Total Increase (Decrease) in Net Assets	(4,507)	36,728	71,641	(134,768)	99,749

Net Assets as of December 31, 2021:	$212,600	$439,996	$1,363,108	$1,356,437	$480,551

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA TS&W International Equity Service Class	TA WMC US Growth Service Class	Wanger International
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$32,964,565	$10,755,606	$2,761,038	$41,770,925	$26,068,778

Investment Income:
Reinvested Dividends	306,559	-	74,558	-	530,549
Investment Expense:
Mortality and Expense Risk and Administrative Charges	455,204	157,201	34,621	561,159	359,582

Net Investment Income (Loss)	(148,645)	(157,201)	39,937	(561,159)	170,967

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,334,735	705,716	-	3,107,819	946,904
Realized Gain (Loss) on Investments	(1,715,323)	334,177	(34,469)	4,466,263	(1,466,083)

Net Realized Capital Gains (Losses) on Investments	(380,588)	1,039,893	(34,469)	7,574,082	(519,179)
Net Change in Unrealized Appreciation (Depreciation)	2,867,639	1,336,104	135,088	4,966,196	3,999,095

Net Gain (Loss) on Investment	2,487,051	2,375,997	100,619	12,540,278	3,479,916

Net Increase (Decrease) in Net Assets Resulting from Operations	2,338,406	2,218,796	140,556	11,979,119	3,650,883

Increase (Decrease) in Net Assets from Contract Transactions	(2,244,245)	(1,269,683)	(4,937)	(10,822,019)	(3,321,211)

Total Increase (Decrease) in Net Assets	94,161	949,113	135,619	1,157,100	329,672

Net Assets as of December 31, 2020:	$33,058,726	$11,704,719	$2,896,657	$42,928,025	$26,398,450

Investment Income:
Reinvested Dividends	165,249	-	48,803	-	154,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	514,776	183,264	40,612	618,159	406,534

Net Investment Income (Loss)	(349,527)	(183,264)	8,191	(618,159)	(251,802)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,177,858	-	6,498,461	429,135
Realized Gain (Loss) on Investments	1,561,383	485,789	80,667	4,582,524	1,379,010

Net Realized Capital Gains (Losses) on Investments	1,561,383	1,663,647	80,667	11,080,985	1,808,145
Net Change in Unrealized Appreciation (Depreciation)	6,775,814	(369,292)	231,863	(2,829,215)	2,770,385

Net Gain (Loss) on Investment	8,337,197	1,294,355	312,530	8,251,770	4,578,530

Net Increase (Decrease) in Net Assets Resulting from Operations	7,987,670	1,111,091	320,721	7,633,611	4,326,728

Increase (Decrease) in Net Assets from Contract Transactions	(8,227,448)	(1,149,231)	(425,044)	(8,154,184)	(5,062,520)

Total Increase (Decrease) in Net Assets	(239,778)	(38,140)	(104,323)	(520,573)	(735,792)

Net Assets as of December 31, 2021:	$32,818,948	$11,666,579	$2,792,334	$42,407,452	$25,662,658

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

Wanger USA Subaccount
Net Assets as of December 31, 2019:	$12,392,572

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	177,718

Net Investment Income (Loss)	(177,718)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,337,597
Realized Gain (Loss) on Investments	(648,171)

Net Realized Capital Gains (Losses) on Investments	689,426
Net Change in Unrealized Appreciation (Depreciation)	2,308,091

Net Gain (Loss) on Investment	2,997,517

Net Increase (Decrease) in Net Assets Resulting from Operations	2,819,799

Increase (Decrease) in Net Assets from Contract Transactions	(2,083,858)

Total Increase (Decrease) in Net Assets	735,941

Net Assets as of December 31, 2020:	$13,128,513

Investment Income:
Reinvested Dividends	99,727

Investment Expense:
Mortality and Expense Risk and Administrative Charges	204,055

Net Investment Income (Loss)	(104,328)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	431,841
Realized Gain (Loss) on Investments	144,794

Net Realized Capital Gains (Losses) on Investments	576,635
Net Change in Unrealized Appreciation (Depreciation)	494,658

Net Gain (Loss) on Investment	1,071,293

Net Increase (Decrease) in Net Assets Resulting from Operations	966,965

Increase (Decrease) in Net Assets from Contract Transactions	(1,087,451)

Total Increase (Decrease) in Net Assets	(120,486)

Net Assets as of December 31, 2021:	$13,008,027

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

1. Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class A Shares	AB Global Thematic Growth Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Small/Mid Cap Value Class A Shares	AB Small/Mid Cap Value Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. International Growth Series I Shares	Invesco V.I. International Growth Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco V.I. American Value Series I Shares	April 30, 2021
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019
Federated Hermes Managed Volatility II Primary Shares	August 17, 2018
TA International Focus Initial Class	August 18, 2017
TA JPMorgan Enhanced Index Initial Class	August 18, 2017
TA T. Rowe Price Small Cap Initial Class	August 18, 2017
TA TS&W International Equity Service Class	August 18, 2017
TA Morgan Stanley Global Allocation Service Class	March 27, 2017
TA Janus Balanced Service Class	March 27, 2017
TA Multi-Managed Balanced Service Class	March 27, 2017

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount
American Funds - The Bond Fund of America Class 2 Shares
BlackRock Advantage SMID Cap V.I. Class I Shares
Invesco V.I. Main Street Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
TA International Focus Initial Class

Formerly
American Funds - Bond Class 2 Shares
BlackRock Advantage U.S. Total Market V.I. Class I Shares
Invesco Oppenheimer V.I. Main Street Series II Shares
Invesco V.I. Mid Cap Core Equity Series I Shares
TA QS Investors Active Asset Allocation - Conservative Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class
TA International Growth Initial Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount
Invesco V.I. American Value Series I Shares

Liquidated Subaccount
Invesco V.I. Value Opportunities Series I Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class A Shares	$1,659,194	$1,353,368
AB Growth and Income Class A Shares	118,254	893,420
AB International Value Class A Shares	186,556	401,688
AB Large Cap Growth Class A Shares	9,333,279	16,897,732
AB Small/Mid Cap Value Class A Shares	509,064	1,626,648
American Century VP Ultra® Class I Shares	1,019,483	1,798,225
American Funds - Asset Allocation Class 2 Shares	1,303,827	1,440,430
American Funds - Growth Class 2 Shares	9,080,017	13,033,714
American Funds - Growth-Income Class 2 Shares	1,162,387	4,133,393
American Funds - International Class 2 Shares	9,527,137	10,184,308
American Funds - The Bond Fund of America Class 2 Shares	1,861,443	1,451,036
BlackRock Advantage Large Cap Core V.I. Class I Shares	80,795,368	23,046,038
BlackRock Advantage Large Cap Value V.I. Class I Shares	13,573,898	11,350,226
BlackRock Advantage SMID Cap V.I. Class I Shares	38,763,321	17,437,712
BlackRock Basic Value V.I. Class I Shares	30,525,791	27,670,174
BlackRock Capital Appreciation V.I. Class I Shares	35,119,616	28,991,242
BlackRock Equity Dividend V.I. Class I Shares	1,299,030	1,031,276
BlackRock Global Allocation V.I. Class I Shares	54,832,248	44,800,571
BlackRock Government Money Market V.I. Class I Shares	18,879,694	27,621,467
BlackRock High Yield V.I. Class I Shares	6,796,561	11,118,048
BlackRock International V.I. Class I Shares	18,020,334	9,997,204
BlackRock Large Cap Focus Growth V.I. Class I Shares	18,902,366	18,199,605
BlackRock Managed Volatility V.I. Class I Shares	224,880	1,117,811
BlackRock S&P 500 Index V.I. Class I Shares	19,042,836	25,711,811
BlackRock Total Return V.I. Class I Shares	9,986,820	18,002,935
BlackRock U.S. Government Bond V.I. Class I Shares	3,907,604	8,909,804
Davis Value	13,001,503	10,428,996
Eaton Vance VT Floating-Rate Income	938,116	947,332
Federated Hermes Kaufmann II Primary Shares	3,355,246	7,256,007
Federated Hermes Managed Volatility II Primary Shares	79,203	389,881
Franklin Templeton Foreign Class 2 Shares	121,438	325,021
Franklin Templeton Growth Class 2 Shares	124,318	256,815
Invesco V.I. American Franchise Series I Shares	2,835,985	3,543,216
Invesco V.I. American Value Series I Shares	231,444	18,076
Invesco V.I. Comstock Series I Shares	2,980,088	16,743,133
Invesco V.I. Core Equity Series I Shares	1,740,383	6,790,318

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. International Growth Series I Shares	$920,391	$824,576
Invesco V.I. Main Street Series II Shares	60,858	150,587
Invesco V.I. Main Street Mid Cap Series I Shares	82,955	826,842
Janus Henderson - Enterprise Service Shares	357,463	516,773
Janus Henderson - Forty Service Shares	2,799,574	2,311,943
MFS® Growth Initial Class	15,718,252	16,947,346
PIMCO CommodityRealReturn® Strategy Administrative Class	737,646	2,904,675
PIMCO Low Duration Administrative Class	6,553,671	6,418,210
PIMCO Real Return Administrative Class	4,481,722	4,647,966
PIMCO Total Return Administrative Class	19,838,875	24,855,634
Pioneer High Yield VCT Class II Shares	472,853	456,662
Pioneer Real Estate Shares VCT Class II Shares	125,914	435,530
TA Aegon Sustainable Equity Income Service Class	1,959,809	11,148,561
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	168,582	393,952
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	118,950	220,543
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	63,103	198,678
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	76,874	209,326
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	92,081	17,614
TA BlackRock iShares Edge 40 Service Class	39,839	206,432
TA International Focus Initial Class	541,230	3,696,642
TA Janus Balanced Service Class	228,246	151,879
TA Janus Mid-Cap Growth Service Class	3,406,946	4,324,554
TA JPMorgan Enhanced Index Initial Class	357,067	434,547
TA Managed Risk - Balanced ETF Service Class	1,496,255	1,054,593
TA Managed Risk - Conservative ETF Service Class	484,479	386,317
TA Managed Risk - Growth ETF Service Class	181,964	215,792
TA Market Participation Strategy Service Class	99,218	16,019
TA Morgan Stanley Capital Growth Initial Class	1,968,358	2,082,393
TA Morgan Stanley Global Allocation Service Class	119,998	123,011
TA Multi-Managed Balanced Service Class	56,133	57,403
TA PIMCO Tactical - Balanced Service Class	141,947	52,092
TA PIMCO Tactical - Conservative Service Class	250,787	317,933
TA PIMCO Tactical - Growth Service Class	101,710	6,069
TA Small/Mid Cap Value Service Class	1,752,364	10,329,344
TA T. Rowe Price Small Cap Initial Class	1,569,354	1,723,989
TA TS&W International Equity Service Class	204,749	621,602

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
TA WMC US Growth Service Class	$8,393,097	$10,666,985
Wanger International	1,648,903	6,534,094
Wanger USA	1,515,926	2,275,869

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Global Thematic Growth Class A Shares	31,897	(60,874)	(28,977)	11,198	(77,270)	(66,072)
AB Growth and Income Class A Shares	1,642	(23,460)	(21,818)	19,707	(52,172)	(32,465)
AB International Value Class A Shares	20,059	(48,779)	(28,720)	42,658	(38,871)	3,787
AB Large Cap Growth Class A Shares	23,016	(209,624)	(186,608)	24,472	(255,617)	(231,145)
AB Small/Mid Cap Value Class A Shares	14,130	(44,923)	(30,793)	21,033	(22,799)	(1,766)
American Century VP Ultra® Class I Shares	5,189	(30,159)	(24,970)	14,909	(94,224)	(79,315)
American Funds - Asset Allocation Class 2 Shares	22,215	(41,794)	(19,579)	25,125	(66,718)	(41,593)
American Funds - Growth Class 2 Shares	59,981	(206,034)	(146,053)	46,759	(200,153)	(153,394)
American Funds - Growth-Income Class 2 Shares	21,250	(104,572)	(83,322)	35,690	(87,846)	(52,156)
American Funds - International Class 2 Shares	326,014	(359,684)	(33,670)	271,544	(522,871)	(251,327)
American Funds - The Bond Fund of America Class 2 Shares	105,841	(97,999)	7,842	169,091	(123,617)	45,474
BlackRock Advantage Large Cap Core V.I. Class I Shares	26,818	(221,846)	(195,028)	41,279	(279,198)	(237,919)
BlackRock Advantage Large Cap Value V.I. Class I Shares	53,626	(302,173)	(248,547)	105,247	(286,727)	(181,480)
BlackRock Advantage SMID Cap V.I. Class I Shares	13,962	(141,375)	(127,413)	13,263	(158,491)	(145,228)
BlackRock Basic Value V.I. Class I Shares	84,649	(451,453)	(366,804)	228,488	(443,848)	(215,360)
BlackRock Capital Appreciation V.I. Class I Shares	131,135	(633,611)	(502,476)	124,108	(789,617)	(665,509)
BlackRock Equity Dividend V.I. Class I Shares	322	(11,503)	(11,181)	1,140	(12,435)	(11,295)
BlackRock Global Allocation V.I. Class I Shares	105,661	(812,921)	(707,260)	141,551	(1,034,137)	(892,586)
BlackRock Government Money Market V.I. Class I Shares	1,632,088	(2,216,372)	(584,284)	3,354,928	(3,086,902)	268,026
BlackRock High Yield V.I. Class I Shares	109,494	(275,902)	(166,408)	102,106	(282,395)	(180,289)
BlackRock International V.I. Class I Shares	52,053	(309,008)	(256,955)	68,666	(387,166)	(318,500)
BlackRock Large Cap Focus Growth V.I. Class I Shares	74,855	(355,924)	(281,069)	89,646	(329,877)	(240,231)
BlackRock Managed Volatility V.I. Class I Shares	6,748	(38,096)	(31,348)	5,938	(46,042)	(40,104)
BlackRock S&P 500 Index V.I. Class I Shares	109,350	(463,613)	(354,263)	126,527	(514,067)	(387,540)
BlackRock Total Return V.I. Class I Shares	477,999	(781,756)	(303,757)	648,048	(1,049,607)	(401,559)
BlackRock U.S. Government Bond V.I. Class I Shares	180,501	(401,854)	(221,353)	388,331	(430,909)	(42,578)
Davis Value	61,612	(305,904)	(244,292)	77,069	(358,626)	(281,557)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Eaton Vance VT Floating-Rate Income	59,262	(63,271)	(4,009)	47,230	(67,672)	(20,442)
Federated Hermes Kaufmann II Primary Shares	18,771	(136,523)	(117,752)	41,162	(197,817)	(156,655)
Federated Hermes Managed Volatility II Primary Shares	4,069	(30,845)	(26,776)	6,591	(49,205)	(42,614)
Franklin Templeton Foreign Class 2 Shares	5,569	(18,359)	(12,790)	5,594	(15,126)	(9,532)
Franklin Templeton Growth Class 2 Shares	5,846	(12,705)	(6,859)	9,746	(8,486)	1,260
Invesco V.I. American Franchise Series I Shares	5,735	(98,335)	(92,600)	11,874	(164,020)	(152,146)
Invesco V.I. American Value Series I Shares	23,082	(1,505)	21,577	-	-	-
Invesco V.I. Comstock Series I Shares	60,158	(533,068)	(472,910)	268,561	(466,340)	(197,779)
Invesco V.I. Core Equity Series I Shares	18,118	(229,141)	(211,023)	22,590	(215,829)	(193,239)
Invesco V.I. International Growth Series I Shares	18,532	(38,728)	(20,196)	25,951	(84,781)	(58,830)
Invesco V.I. Main Street Series II Shares	537	(4,296)	(3,759)	446	(15,802)	(15,356)
Invesco V.I. Main Street Mid Cap Series I Shares	2,636	(27,617)	(24,981)	12,502	(19,759)	(7,257)
Janus Henderson - Enterprise Service Shares	7,787	(12,301)	(4,514)	260	(6,732)	(6,472)
Janus Henderson - Forty Service Shares	36,128	(44,929)	(8,801)	17,619	(35,658)	(18,039)
MFS® Growth Initial Class	32,407	(234,285)	(201,878)	64,775	(281,786)	(217,011)
PIMCO CommodityRealReturn® Strategy Administrative Class	54,786	(369,459)	(314,673)	213,586	(174,105)	39,481
PIMCO Low Duration Administrative Class	525,702	(479,861)	45,841	965,268	(1,001,662)	(36,394)
PIMCO Real Return Administrative Class	200,154	(271,485)	(71,331)	300,015	(462,273)	(162,258)
PIMCO Total Return Administrative Class	587,087	(1,222,532)	(635,445)	745,815	(1,461,116)	(715,301)
Pioneer High Yield VCT Class II Shares	18,414	(21,879)	(3,465)	12,787	(22,785)	(9,998)
Pioneer Real Estate Shares VCT Class II Shares	5,563	(18,458)	(12,895)	12,462	(30,133)	(17,671)
TA Aegon Sustainable Equity Income Service Class	73,317	(690,827)	(617,510)	785,251	(414,851)	370,400
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	5,029	(25,534)	(20,505)	38,359	(32,607)	5,752
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	6,326	(12,650)	(6,324)	16,136	(53,668)	(37,532)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	4,062	(13,096)	(9,034)	2,426	(1,368)	1,058
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,671	(15,358)	(13,687)	11,924	(10,036)	1,888

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	3,733	(813)	2,920	692	(748)	(56)
TA BlackRock iShares Edge 40 Service Class	2,273	(15,573)	(13,300)	3,693	(15,449)	(11,756)
TA International Focus Initial Class	18,151	(246,811)	(228,660)	31,871	(332,192)	(300,321)
TA Janus Balanced Service Class	5,812	(7,216)	(1,404)	14,114	(16,609)	(2,495)
TA Janus Mid-Cap Growth Service Class	23,845	(147,132)	(123,287)	117,366	(240,049)	(122,683)
TA JPMorgan Enhanced Index Initial Class	11,873	(23,893)	(12,020)	162	(26,130)	(25,968)
TA Managed Risk - Balanced ETF Service Class	80,518	(64,372)	16,146	8,764	(73,619)	(64,855)
TA Managed Risk - Conservative ETF Service Class	27,313	(25,226)	2,087	8,652	(62,042)	(53,390)
TA Managed Risk - Growth ETF Service Class	535	(10,307)	(9,772)	-	(83,393)	(83,393)
TA Market Participation Strategy Service Class	-	(201)	(201)	50,745	(1,710)	49,035
TA Morgan Stanley Capital Growth Initial Class	62,437	(93,719)	(31,282)	24,083	(68,292)	(44,209)
TA Morgan Stanley Global Allocation Service Class	7,495	(8,809)	(1,314)	134	(8,492)	(8,358)
TA Multi-Managed Balanced Service Class	1,894	(3,383)	(1,489)	4,594	(7,103)	(2,509)
TA PIMCO Tactical - Balanced Service Class	2,706	(2,228)	478	9,605	(370)	9,235
TA PIMCO Tactical - Conservative Service Class	8,728	(20,483)	(11,755)	20,826	(28,248)	(7,422)
TA PIMCO Tactical - Growth Service Class	4,157	-	4,157	-	(3,095)	(3,095)
TA Small/Mid Cap Value Service Class	58,122	(354,604)	(296,482)	340,849	(367,023)	(26,174)
TA T. Rowe Price Small Cap Initial Class	23,071	(89,048)	(65,977)	61,515	(147,167)	(85,652)
TA TS&W International Equity Service Class	13,297	(49,141)	(35,844)	29,243	(28,824)	419
TA WMC US Growth Service Class	54,929	(270,886)	(215,957)	32,415	(436,086)	(403,671)
Wanger International	56,568	(300,221)	(243,653)	261,268	(422,555)	(161,287)
Wanger USA	22,261	(45,911)	(23,650)	38,562	(86,525)	(47,963)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Global Thematic Growth Class A Shares	$620,709	$(1,236,464)	$(615,755)	$191,086	$(1,155,106)	$(964,020)
AB Growth and Income Class A Shares	56,758	(775,448)	(718,690)	473,205	(1,350,041)	(876,836)
AB International Value Class A Shares	150,276	(374,088)	(223,812)	234,542	(254,391)	(19,849)
AB Large Cap Growth Class A Shares	1,524,383	(15,447,027)	(13,922,644)	929,153	(12,893,620)	(11,964,467)
AB Small/Mid Cap Value Class A Shares	479,324	(1,562,363)	(1,083,039)	438,231	(558,351)	(120,120)
American Century VP Ultra® Class I Shares	291,480	(1,652,770)	(1,361,290)	527,961	(3,465,854)	(2,937,893)
American Funds - Asset Allocation Class 2 Shares	650,188	(1,237,083)	(586,895)	611,575	(1,540,256)	(928,681)
American Funds - Growth Class 2 Shares	3,340,258	(12,346,980)	(9,006,722)	1,983,950	(8,275,180)	(6,291,230)
American Funds - Growth-Income Class 2 Shares	737,610	(3,803,992)	(3,066,382)	963,926	(2,437,471)	(1,473,545)
American Funds - International Class 2 Shares	8,152,292	(9,259,604)	(1,107,312)	4,796,606	(11,576,759)	(6,780,153)
American Funds - The Bond Fund of America Class 2 Shares	1,457,514	(1,353,472)	104,042	2,320,528	(1,678,625)	641,903
BlackRock Advantage Large Cap Core V.I. Class I Shares	2,710,992	(21,104,882)	(18,393,890)	2,810,140	(19,754,114)	(16,943,974)
BlackRock Advantage Large Cap Value V.I. Class I Shares	1,848,730	(10,511,376)	(8,662,646)	2,581,335	(7,630,846)	(5,049,511)
BlackRock Advantage SMID Cap V.I. Class I Shares	1,293,620	(15,794,226)	(14,500,606)	1,038,957	(13,751,560)	(12,712,603)
BlackRock Basic Value V.I. Class I Shares	3,410,786	(25,416,928)	(22,006,142)	5,011,320	(19,360,932)	(14,349,612)
BlackRock Capital Appreciation V.I. Class I Shares	5,854,492	(27,048,574)	(21,194,082)	3,650,087	(24,360,507)	(20,710,420)
BlackRock Equity Dividend V.I. Class I Shares	25,981	(906,551)	(880,570)	71,738	(768,953)	(697,215)
BlackRock Global Allocation V.I. Class I Shares	4,268,437	(40,420,247)	(36,151,810)	4,908,375	(40,516,904)	(35,608,529)
BlackRock Government Money Market V.I. Class I Shares	19,081,508	(26,631,078)	(7,549,570)	41,641,197	(38,547,121)	3,094,076
BlackRock High Yield V.I. Class I Shares	3,478,935	(10,271,571)	(6,792,636)	2,628,219	(9,535,776)	(6,907,557)
BlackRock International V.I. Class I Shares	1,418,993	(9,048,369)	(7,629,376)	1,290,656	(8,171,820)	(6,881,164)
BlackRock Large Cap Focus Growth V.I. Class I Shares	3,659,216	(16,947,052)	(13,287,836)	3,138,479	(11,662,927)	(8,524,448)
BlackRock Managed Volatility V.I. Class I Shares	179,710	(1,023,871)	(844,161)	157,090	(1,221,159)	(1,064,069)
BlackRock S&P 500 Index V.I. Class I Shares	5,271,002	(23,659,851)	(18,388,849)	5,079,268	(20,073,657)	(14,994,389)
BlackRock Total Return V.I. Class I Shares	7,915,002	(16,639,195)	(8,724,193)	10,672,968	(19,552,587)	(8,879,619)
BlackRock U.S. Government Bond V.I. Class I Shares	3,409,884	(8,316,006)	(4,906,122)	7,338,980	(8,326,983)	(988,003)
Davis Value	1,884,999	(9,525,613)	(7,640,614)	1,647,373	(8,266,807)	(6,619,434)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Eaton Vance VT Floating-Rate Income	$849,920	$(908,081)	$(58,161)	$671,318	$(906,474)	$(235,156)
Federated Hermes Kaufmann II Primary Shares	922,941	(6,802,261)	(5,879,320)	1,665,500	(8,006,812)	(6,341,312)
Federated Hermes Managed Volatility II Primary Shares	46,568	(365,518)	(318,950)	66,055	(498,662)	(432,607)
Franklin Templeton Foreign Class 2 Shares	92,447	(303,345)	(210,898)	76,976	(202,408)	(125,432)
Franklin Templeton Growth Class 2 Shares	106,900	(233,015)	(126,115)	140,004	(131,211)	8,793
Invesco V.I. American Franchise Series I Shares	160,289	(3,220,909)	(3,060,620)	301,861	(4,125,791)	(3,823,930)
Invesco V.I. American Value Series I Shares	230,436	(15,782)	214,654	-	-	-
Invesco V.I. Comstock Series I Shares	1,797,113	(15,807,612)	(14,010,499)	4,776,011	(10,136,319)	(5,360,308)
Invesco V.I. Core Equity Series I Shares	487,701	(6,221,754)	(5,734,053)	487,932	(4,624,062)	(4,136,130)
Invesco V.I. International Growth Series I Shares	359,797	(717,559)	(357,762)	340,170	(1,329,633)	(989,463)
Invesco V.I. Main Street Series II Shares	17,927	(141,296)	(123,369)	11,093	(438,584)	(427,491)
Invesco V.I. Main Street Mid Cap Series I Shares	72,627	(786,304)	(713,677)	250,605	(428,972)	(178,367)
Janus Henderson - Enterprise Service Shares	313,040	(510,852)	(197,812)	7,380	(227,210)	(219,830)
Janus Henderson - Forty Service Shares	1,702,793	(2,189,060)	(486,267)	598,108	(1,289,105)	(690,997)
MFS® Growth Initial Class	1,950,391	(15,619,730)	(13,669,339)	3,664,864	(14,442,204)	(10,777,340)
PIMCO CommodityRealReturn® Strategy Administrative Class	406,741	(2,789,329)	(2,382,588)	1,024,371	(947,481)	76,890
PIMCO Low Duration Administrative Class	6,393,511	(5,819,530)	573,981	11,807,446	(12,132,496)	(325,050)
PIMCO Real Return Administrative Class	3,111,584	(4,267,254)	(1,155,670)	4,538,932	(6,689,217)	(2,150,285)
PIMCO Total Return Administrative Class	10,355,026	(22,915,065)	(12,560,039)	13,555,571	(26,650,588)	(13,095,017)
Pioneer High Yield VCT Class II Shares	353,709	(424,767)	(71,058)	228,612	(400,611)	(171,999)
Pioneer Real Estate Shares VCT Class II Shares	111,367	(413,557)	(302,190)	213,029	(601,589)	(388,560)
TA Aegon Sustainable Equity Income Service Class	1,095,104	(10,458,384)	(9,363,280)	8,443,367	(5,141,579)	3,301,788
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	68,320	(344,520)	(276,200)	464,623	(406,521)	58,102
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	87,643	(172,679)	(85,036)	208,040	(670,475)	(462,435)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	55,394	(179,060)	(123,666)	30,273	(18,534)	11,739

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	$22,930	$(201,684)	$(178,754)	$149,283	$(123,876)	$25,407
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	49,902	(11,466)	38,436	9,639	(9,684)	(45)
TA BlackRock iShares Edge 40 Service Class	29,871	(202,170)	(172,299)	45,829	(190,936)	(145,107)
TA International Focus Initial Class	247,475	(3,367,525)	(3,120,050)	347,080	(3,489,783)	(3,142,703)
TA Janus Balanced Service Class	88,621	(114,108)	(25,487)	192,943	(206,643)	(13,700)
TA Janus Mid-Cap Growth Service Class	640,974	(4,018,433)	(3,377,459)	1,918,007	(5,041,503)	(3,123,496)
TA JPMorgan Enhanced Index Initial Class	187,547	(416,627)	(229,080)	1,818	(353,107)	(351,289)
TA Managed Risk - Balanced ETF Service Class	1,155,925	(982,513)	173,412	118,867	(1,001,763)	(882,896)
TA Managed Risk - Conservative ETF Service Class	373,249	(337,508)	35,741	108,922	(788,925)	(680,003)
TA Managed Risk - Growth ETF Service Class	9,189	(175,058)	(165,869)	-	(1,183,705)	(1,183,705)
TA Market Participation Strategy Service Class	-	(3,687)	(3,687)	829,855	(28,590)	801,265
TA Morgan Stanley Capital Growth Initial Class	1,452,730	(2,050,779)	(598,049)	354,877	(1,016,543)	(661,666)
TA Morgan Stanley Global Allocation Service Class	101,998	(119,520)	(17,522)	1,323	(101,014)	(99,691)
TA Multi-Managed Balanced Service Class	29,383	(51,137)	(21,754)	61,562	(88,662)	(27,100)
TA PIMCO Tactical - Balanced Service Class	42,463	(34,461)	8,002	135,174	(5,052)	130,122
TA PIMCO Tactical - Conservative Service Class	128,501	(299,614)	(171,113)	275,444	(392,454)	(117,010)
TA PIMCO Tactical - Growth Service Class	66,231	(9)	66,222	-	(46,821)	(46,821)
TA Small/Mid Cap Value Service Class	1,615,936	(9,843,384)	(8,227,448)	5,395,183	(7,639,428)	(2,244,245)
TA T. Rowe Price Small Cap Initial Class	398,220	(1,547,451)	(1,149,231)	724,240	(1,993,923)	(1,269,683)
TA TS&W International Equity Service Class	158,684	(583,728)	(425,044)	256,995	(261,932)	(4,937)
TA WMC US Growth Service Class	1,924,954	(10,079,138)	(8,154,184)	880,624	(11,702,643)	(10,822,019)
Wanger International	1,085,717	(6,148,237)	(5,062,520)	3,040,628	(6,361,839)	(3,321,211)
Wanger USA	1,001,389	(2,088,840)	(1,087,451)	998,327	(3,082,185)	(2,083,858)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Global Thematic Growth Class A Shares
12/31/2021	420,879	$22.61	to	$22.61	$9,515,723	-%	1.35%	to	1.35%	21.22%	to	21.22%
12/31/2020	449,856	18.65	to	18.65	8,390,267	0.66	1.35	to	1.35	37.54	to	37.54
12/31/2019	515,928	13.56	to	13.56	6,996,101	0.41	1.35	to	1.35	28.41	to	28.41
12/31/2018	611,610	10.56	to	10.56	6,458,469	-	1.35	to	1.35	(11.01)	to	(11.01)
12/31/2017	616,655	11.87	to	11.87	7,317,604	0.45	1.35	to	1.35	34.84	to	34.84
AB Growth and Income Class A Shares
12/31/2021	217,603	36.29	to	35.72	7,813,095	0.82	1.25	to	1.75	26.57	to	25.93
12/31/2020	239,421	28.67	to	28.36	6,813,530	1.60	1.25	to	1.75	1.44	to	0.94
12/31/2019	271,886	28.26	to	28.10	7,651,516	1.26	1.25	to	1.75	22.01	to	21.96
12/31/2018	265,326	23.12	to	23.06	6,120,476	0.99	1.55	to	1.59	(7.07)	to	(7.11)
12/31/2017	316,636	24.88	to	24.83	7,862,414	1.43	1.55	to	1.59	17.10	to	17.06
AB International Value Class A Shares
12/31/2021	235,564	8.15	to	7.57	1,840,598	1.99	1.25	to	1.75	9.70	to	9.16
12/31/2020	264,284	7.43	to	6.93	1,888,016	2.00	1.25	to	1.75	1.19	to	0.69
12/31/2019	260,497	7.34	to	6.89	1,844,679	0.93	1.25	to	1.75	15.68	to	15.11
12/31/2018	270,115	6.35	to	5.98	1,658,224	1.52	1.25	to	1.75	(23.75)	to	(24.14)
12/31/2017	305,787	8.32	to	7.89	2,472,180	2.32	1.25	to	1.75	23.87	to	23.25
AB Large Cap Growth Class A Shares
12/31/2021	1,486,816	92.31	to	32.68	126,355,527	-	1.35	to	1.59	27.24	to	26.94
12/31/2020	1,673,424	72.55	to	25.75	111,775,113	-	1.35	to	1.59	33.67	to	33.35
12/31/2019	1,904,569	54.27	to	19.31	94,630,116	-	1.35	to	1.59	32.89	to	32.57
12/31/2018	2,145,346	40.84	to	14.56	80,335,873	-	1.35	to	1.59	1.20	to	0.95
12/31/2017	2,430,725	40.36	to	14.43	90,071,167	-	1.35	to	1.59	30.22	to	29.91
AB Small/Mid Cap Value Class A Shares
12/31/2021	112,537	41.13	to	37.74	4,411,663	0.77	1.25	to	1.75	34.26	to	33.59
12/31/2020	143,330	30.64	to	28.25	4,189,526	1.09	1.25	to	1.75	2.09	to	1.58
12/31/2019	145,096	30.01	to	27.81	4,163,258	0.60	1.25	to	1.75	18.60	to	18.01
12/31/2018	161,560	25.30	to	23.57	3,928,634	0.47	1.25	to	1.75	(16.09)	to	(16.51)
12/31/2017	177,383	30.15	to	28.23	5,156,908	0.46	1.25	to	1.75	11.75	to	11.19
American Century VP Ultra® Class I Shares
12/31/2021	188,414	61.81	to	56.72	11,119,615	-	1.25	to	1.75	21.63	to	21.02
12/31/2020	213,384	50.82	to	46.86	10,363,013	-	1.25	to	1.75	47.99	to	47.26
12/31/2019	292,699	34.34	to	31.82	9,618,044	-	1.25	to	1.75	32.91	to	32.25
12/31/2018	305,403	25.84	to	24.06	7,558,916	0.25	1.25	to	1.75	(0.50)	to	(1.00)
12/31/2017	337,810	25.97	to	24.31	8,411,163	0.35	1.25	to	1.75	30.59	to	29.94
American Funds - Asset Allocation Class 2 Shares
12/31/2021	454,694	32.11	to	29.46	14,136,930	1.53	1.40	to	1.90	13.50	to	12.94
12/31/2020	474,273	28.29	to	26.09	13,019,743	1.67	1.40	to	1.90	10.89	to	10.34
12/31/2019	515,866	25.51	to	23.64	12,769,148	1.91	1.40	to	1.90	19.55	to	18.95
12/31/2018	561,461	21.34	to	19.88	11,645,357	1.67	1.40	to	1.90	(5.94)	to	(6.41)
12/31/2017	596,956	22.69	to	21.24	13,185,213	1.52	1.40	to	1.90	14.62	to	14.05
American Funds - Growth Class 2 Shares
12/31/2021	647,198	67.08	to	61.55	41,720,676	0.21	1.40	to	1.90	20.29	to	19.69
12/31/2020	793,251	55.76	to	51.42	42,595,252	0.32	1.40	to	1.90	49.97	to	49.22
12/31/2019	946,645	37.18	to	34.46	33,990,543	0.74	1.40	to	1.90	28.96	to	28.31
12/31/2018	1,072,621	28.83	to	26.86	29,941,164	0.41	1.40	to	1.90	(1.64)	to	(2.14)
12/31/2017	1,274,994	29.32	to	27.44	36,238,553	0.49	1.40	to	1.90	26.51	to	25.89

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth-Income Class 2 Shares
12/31/2021	532,668	$40.74	to	$37.38	$20,898,435	1.09%	1.40%	to	1.90%	22.37%	to	21.76%
12/31/2020	615,990	33.29	to	30.70	19,782,776	1.36	1.40	to	1.90	11.97	to	11.41
12/31/2019	668,146	29.73	to	27.55	19,182,658	1.62	1.40	to	1.90	24.38	to	23.76
12/31/2018	751,366	23.90	to	22.26	17,380,057	1.37	1.40	to	1.90	(3.16)	to	(3.65)
12/31/2017	897,249	24.68	to	23.11	21,497,596	1.38	1.40	to	1.90	20.69	to	20.09
American Funds - International Class 2 Shares
12/31/2021	2,534,688	25.64	to	23.53	62,296,514	2.34	1.40	to	1.90	(2.87)	to	(3.35)
12/31/2020	2,568,358	26.40	to	24.34	65,128,776	0.67	1.40	to	1.90	12.39	to	11.83
12/31/2019	2,819,685	23.49	to	21.77	63,789,592	1.43	1.40	to	1.90	21.17	to	20.57
12/31/2018	3,176,653	19.38	to	18.05	59,487,172	1.66	1.40	to	1.90	(14.35)	to	(14.78)
12/31/2017	3,408,621	22.63	to	21.18	74,691,804	1.21	1.40	to	1.90	30.31	to	29.67
American Funds - The Bond Fund of America Class 2 Shares
12/31/2021	562,501	14.32	to	13.14	7,758,778	1.38	1.40	to	1.90	(1.69)	to	(2.18)
12/31/2020	554,659	14.57	to	13.43	7,802,395	2.15	1.40	to	1.90	8.21	to	7.67
12/31/2019	509,185	13.46	to	12.47	6,638,143	2.53	1.40	to	1.90	7.84	to	7.30
12/31/2018	548,880	12.48	to	11.63	6,643,514	2.40	1.40	to	1.90	(2.10)	to	(2.59)
12/31/2017	557,095	12.75	to	11.94	6,903,954	1.85	1.40	to	1.90	2.23	to	1.72
BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2021	1,605,550	46.40	to	42.58	173,964,059	1.46	1.25	to	1.75	26.85	to	26.22
12/31/2020	1,800,578	36.58	to	33.73	153,513,397	1.14	1.25	to	1.75	18.31	to	17.72
12/31/2019	2,038,497	30.92	to	28.66	146,891,000	1.35	1.25	to	1.75	27.32	to	26.69
12/31/2018	2,333,718	24.29	to	22.62	132,202,845	1.42	1.25	to	1.75	(6.41)	to	(6.88)
12/31/2017	2,656,621	25.95	to	24.29	161,705,768	1.28	1.25	to	1.75	20.82	to	20.21
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2021	1,826,557	33.63	to	30.86	70,150,197	1.56	1.25	to	1.75	24.95	to	24.33
12/31/2020	2,075,104	26.91	to	24.82	63,756,212	1.71	1.25	to	1.75	2.37	to	1.86
12/31/2019	2,256,584	26.29	to	24.36	68,025,682	1.99	1.25	to	1.75	23.34	to	22.73
12/31/2018	2,551,970	21.31	to	19.85	62,512,745	1.85	1.25	to	1.75	(9.35)	to	(9.81)
12/31/2017	2,946,975	23.51	to	22.01	79,832,694	1.56	1.25	to	1.75	15.77	to	15.20
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2021	1,096,775	39.37	to	36.12	127,695,426	0.84	1.25	to	1.75	12.23	to	11.67
12/31/2020	1,224,188	35.08	to	32.34	127,316,216	1.15	1.25	to	1.75	18.47	to	17.88
12/31/2019	1,369,416	29.61	to	27.44	120,265,823	1.68	1.25	to	1.75	27.38	to	26.74
12/31/2018	1,567,924	23.24	to	21.65	107,451,752	1.23	1.25	to	1.75	(7.56)	to	(8.02)
12/31/2017	1,778,857	25.15	to	23.54	133,237,946	0.89	1.25	to	1.75	12.64	to	12.08
BlackRock Basic Value V.I. Class I Shares
12/31/2021	2,670,287	30.65	to	28.12	177,308,221	1.23	1.25	to	1.75	20.16	to	19.57
12/31/2020	3,037,091	25.51	to	23.52	166,961,661	2.39	1.25	to	1.75	2.14	to	1.63
12/31/2019	3,252,451	24.97	to	23.14	179,286,115	2.34	1.25	to	1.75	22.37	to	21.76
12/31/2018	3,704,485	20.41	to	19.01	166,459,462	1.75	1.25	to	1.75	(9.00)	to	(9.46)
12/31/2017	4,199,519	22.43	to	20.99	208,261,903	1.51	1.25	to	1.75	6.90	to	6.37
BlackRock Capital Appreciation V.I. Class I Shares
12/31/2021	3,473,332	58.24	to	53.44	156,880,915	-	1.25	to	1.75	19.65	to	19.05
12/31/2020	3,975,808	48.68	to	44.89	150,640,227	-	1.25	to	1.75	40.15	to	39.45
12/31/2019	4,641,317	34.73	to	32.19	126,321,800	-	1.25	to	1.75	30.35	to	29.70
12/31/2018	5,289,519	26.65	to	24.82	110,829,085	-	1.25	to	1.75	1.11	to	0.61
12/31/2017	6,266,741	26.35	to	24.67	130,477,239	-	1.25	to	1.75	31.58	to	30.92
BlackRock Equity Dividend V.I. Class I Shares
12/31/2021	112,159	82.95	to	82.95	9,303,537	1.54	1.35	to	1.35	18.93	to	18.93
12/31/2020	123,340	69.75	to	69.75	8,602,684	2.20	1.35	to	1.35	2.52	to	2.52
12/31/2019	134,635	68.03	to	68.03	9,159,685	2.01	1.35	to	1.35	26.00	to	26.00
12/31/2018	170,813	54.00	to	54.00	9,223,249	1.93	1.35	to	1.35	(8.42)	to	(8.42)
12/31/2017	202,265	58.96	to	58.96	11,925,176	1.75	1.35	to	1.35	15.18	to	15.18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Global Allocation V.I. Class I Shares
12/31/2021	7,023,561	$29.60	to	$27.16	$344,946,683	0.90%	1.25%	to	1.75%	5.35%	to	4.82%
12/31/2020	7,730,821	28.10	to	25.91	362,526,008	1.27	1.25	to	1.75	19.51	to	18.91
12/31/2019	8,623,407	23.51	to	21.79	338,645,124	1.23	1.25	to	1.75	16.52	to	15.94
12/31/2018	9,772,637	20.18	to	18.80	330,835,345	0.91	1.25	to	1.75	(8.49)	to	(8.95)
12/31/2017	11,375,553	22.05	to	20.64	417,660,409	1.28	1.25	to	1.75	12.45	to	11.89
BlackRock Government Money Market V.I. Class I Shares
12/31/2021	6,773,331	9.80	to	8.99	83,182,929	-	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2020	7,357,615	9.92	to	9.15	91,924,743	0.32	1.25	to	1.75	(0.91)	to	(1.40)
12/31/2019	7,089,589	10.02	to	9.28	89,787,729	1.95	1.25	to	1.75	0.71	to	0.20
12/31/2018	7,011,565	9.95	to	9.26	88,575,781	1.60	1.25	to	1.75	0.34	to	(0.17)
12/31/2017	6,593,445	9.91	to	9.28	82,579,365	0.64	1.25	to	1.75	(0.60)	to	(1.09)
BlackRock High Yield V.I. Class I Shares
12/31/2021	1,831,142	24.43	to	22.42	69,375,085	4.52	1.25	to	1.75	4.02	to	3.50
12/31/2020	1,997,550	23.49	to	21.66	73,441,354	5.31	1.25	to	1.75	5.96	to	5.43
12/31/2019	2,177,839	22.17	to	20.54	76,597,136	5.40	1.25	to	1.75	13.86	to	13.29
12/31/2018	2,398,476	19.47	to	18.13	74,253,534	5.48	1.25	to	1.75	(3.87)	to	(4.35)
12/31/2017	2,790,897	20.25	to	18.96	90,443,375	5.17	1.25	to	1.75	5.99	to	5.46
BlackRock International V.I. Class I Shares
12/31/2021	2,416,086	23.63	to	21.68	69,756,137	0.65	1.25	to	1.75	7.33	to	6.79
12/31/2020	2,673,041	22.02	to	20.30	71,952,501	0.51	1.25	to	1.75	19.82	to	19.22
12/31/2019	2,991,541	18.38	to	17.03	67,221,355	1.17	1.25	to	1.75	30.48	to	29.83
12/31/2018	3,357,454	14.08	to	13.12	57,801,027	2.62	1.25	to	1.75	(22.80)	to	(23.19)
12/31/2017	3,748,807	18.24	to	17.08	83,696,547	-	1.25	to	1.75	29.48	to	28.84
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2021	2,071,181	60.85	to	55.83	105,331,309	-	1.25	to	1.75	16.62	to	16.04
12/31/2020	2,352,250	52.18	to	48.11	102,671,804	-	1.25	to	1.75	41.96	to	41.25
12/31/2019	2,592,481	36.76	to	34.06	79,817,955	-	1.25	to	1.75	31.05	to	30.40
12/31/2018	2,925,988	28.05	to	26.12	68,807,315	-	1.25	to	1.75	1.73	to	1.22
12/31/2017	3,355,409	27.57	to	25.81	77,695,399	0.04	1.25	to	1.75	27.95	to	27.32
BlackRock Managed Volatility V.I. Class I Shares
12/31/2021	254,824	26.87	to	26.87	6,848,224	0.68	1.35	to	1.35	(0.67)	to	(0.67)
12/31/2020	286,172	27.06	to	27.06	7,742,393	3.75	1.35	to	1.35	2.18	to	2.18
12/31/2019	326,276	26.48	to	26.48	8,638,829	3.18	1.35	to	1.35	0.66	to	0.66
12/31/2018	372,449	26.30	to	26.30	9,796,302	1.71	1.35	to	1.35	(0.34)	to	(0.34)
12/31/2017	432,915	26.39	to	26.39	11,425,775	0.33	1.35	to	1.35	3.58	to	3.58
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2021	2,881,178	46.61	to	42.77	175,484,464	1.27	1.25	to	1.75	26.94	to	26.31
12/31/2020	3,235,441	36.72	to	33.86	154,544,491	1.76	1.25	to	1.75	16.77	to	16.19
12/31/2019	3,622,981	31.45	to	29.14	147,683,495	2.15	1.25	to	1.75	29.71	to	29.07
12/31/2018	3,972,195	24.24	to	22.58	124,920,891	0.99	1.25	to	1.75	(5.80)	to	(6.27)
12/31/2017	4,354,670	25.74	to	24.09	147,006,583	1.67	1.25	to	1.75	20.00	to	19.40
BlackRock Total Return V.I. Class I Shares
12/31/2021	5,192,556	15.46	to	14.19	104,753,260	1.68	1.25	to	1.75	(2.66)	to	(3.14)
12/31/2020	5,496,313	15.88	to	14.65	116,668,243	2.19	1.25	to	1.75	7.54	to	7.00
12/31/2019	5,897,872	14.77	to	13.69	117,625,674	2.93	1.25	to	1.75	8.13	to	7.59
12/31/2018	6,297,785	13.66	to	12.72	117,824,934	2.78	1.25	to	1.75	(1.70)	to	(2.19)
12/31/2017	7,131,291	13.89	to	13.01	135,613,494	2.52	1.25	to	1.75	2.31	to	1.80
BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2021	2,229,380	13.47	to	12.35	45,548,373	1.12	1.25	to	1.75	(2.82)	to	(3.31)
12/31/2020	2,450,733	13.86	to	12.78	51,946,763	1.82	1.25	to	1.75	5.14	to	4.62
12/31/2019	2,493,311	13.18	to	12.21	50,401,761	2.33	1.25	to	1.75	5.04	to	4.52
12/31/2018	2,646,121	12.55	to	11.69	51,178,408	2.18	1.25	to	1.75	(0.96)	to	(1.45)
12/31/2017	3,093,054	12.67	to	11.86	60,629,989	2.09	1.25	to	1.75	0.25	to	(0.25)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Davis Value
12/31/2021	2,103,081	$32.43	to	$29.76	$66,061,750	0.57%	1.25%	to	1.75%	16.39%	to	15.81%
12/31/2020	2,347,373	27.87	to	25.69	63,464,588	0.71	1.25	to	1.75	10.33	to	9.78
12/31/2019	2,628,930	25.26	to	23.40	64,512,429	1.58	1.25	to	1.75	29.54	to	28.89
12/31/2018	2,928,421	19.50	to	18.16	55,481,837	0.83	1.25	to	1.75	(14.68)	to	(15.11)
12/31/2017	3,240,411	22.85	to	21.39	72,113,053	0.76	1.25	to	1.75	21.11	to	20.51
Eaton Vance VT Floating-Rate Income
12/31/2021	221,913	15.34	to	14.07	3,256,637	2.90	1.15	to	1.65	2.44	to	1.93
12/31/2020	225,922	14.97	to	13.81	3,243,622	3.33	1.15	to	1.65	0.83	to	0.33
12/31/2019	246,364	14.85	to	13.76	3,517,180	4.31	1.15	to	1.65	5.86	to	5.33
12/31/2018	256,450	14.03	to	13.06	3,468,039	3.78	1.15	to	1.65	(1.22)	to	(1.72)
12/31/2017	233,129	14.20	to	13.29	3,199,850	3.27	1.15	to	1.65	2.25	to	1.74
Federated Hermes Kaufmann II Primary Shares
12/31/2021	652,665	51.57	to	47.31	32,168,775	-	1.25	to	1.75	1.24	to	0.73
12/31/2020	770,417	50.94	to	46.97	37,572,262	-	1.25	to	1.75	27.19	to	26.56
12/31/2019	927,072	40.05	to	37.11	35,605,041	-	1.25	to	1.75	32.16	to	31.50
12/31/2018	952,789	30.30	to	28.22	27,710,888	-	1.25	to	1.75	2.55	to	2.03
12/31/2017	992,725	29.55	to	27.66	28,183,872	-	1.25	to	1.75	26.74	to	26.11
Federated Hermes Managed Volatility II Primary Shares
12/31/2021	135,946	12.73	to	12.51	1,721,360	1.87	1.25	to	1.75	17.04	to	16.46
12/31/2020	162,722	10.87	to	10.74	1,763,046	2.72	1.25	to	1.75	(0.32)	to	(0.82)
12/31/2019	205,336	10.91	to	10.83	2,235,177	2.10	1.25	to	1.75	18.73	to	18.14
12/31/2018(1)	220,004	9.19	to	9.17	2,020,040	-	1.25	to	1.75	-	to	-
Franklin Templeton Foreign Class 2 Shares
12/31/2021	83,980	16.87	to	15.47	1,357,120	1.86	1.15	to	1.65	2.97	to	2.45
12/31/2020	96,770	16.38	to	15.10	1,523,984	3.37	1.15	to	1.65	(2.29)	to	(2.78)
12/31/2019	106,302	16.76	to	15.53	1,716,049	1.75	1.15	to	1.65	11.24	to	10.69
12/31/2018	120,421	15.07	to	14.03	1,752,984	2.70	1.15	to	1.65	(16.41)	to	(16.83)
12/31/2017	133,899	18.03	to	16.87	2,336,828	2.60	1.15	to	1.65	15.36	to	14.79
Franklin Templeton Growth Class 2 Shares
12/31/2021	97,621	19.03	to	17.46	1,765,348	1.10	1.15	to	1.65	3.67	to	3.16
12/31/2020	104,480	18.36	to	16.93	1,828,963	3.03	1.15	to	1.65	4.59	to	4.07
12/31/2019	103,220	17.55	to	16.27	1,734,149	2.77	1.15	to	1.65	13.84	to	13.27
12/31/2018	106,873	15.42	to	14.36	1,582,082	2.00	1.15	to	1.65	(15.83)	to	(16.25)
12/31/2017	117,571	18.32	to	17.15	2,074,103	1.60	1.15	to	1.65	17.15	to	16.57
Invesco V.I. American Franchise Series I Shares
12/31/2021	668,398	37.34	to	21.45	22,987,749	-	1.35	to	1.59	10.43	to	10.16
12/31/2020	760,998	33.81	to	19.47	23,671,266	0.07	1.35	to	1.59	40.45	to	40.11
12/31/2019	913,144	24.07	to	13.90	20,332,816	-	1.35	to	1.59	34.92	to	34.60
12/31/2018	1,054,353	17.84	to	10.32	17,358,042	-	1.35	to	1.59	(4.92)	to	(5.15)
12/31/2017	1,167,045	18.77	to	10.89	20,225,060	0.08	1.35	to	1.59	25.64	to	25.34
Invesco V.I. American Value Series I Shares
12/31/2021(1)	21,577	10.51	to	10.48	226,473	0.44	1.25	to	1.75	-	to	-

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Comstock Series I Shares
12/31/2021	2,186,726	$33.17	to	$30.43	$72,184,627	1.75%	1.25%	to	1.75%	31.70%	to	31.05%
12/31/2020	2,659,636	25.18	to	23.22	66,647,765	2.48	1.25	to	1.75	(2.08)	to	(2.57)
12/31/2019	2,857,415	25.72	to	23.83	73,398,966	1.96	1.25	to	1.75	23.74	to	23.13
12/31/2018	3,259,212	20.78	to	19.36	67,764,066	1.68	1.25	to	1.75	(13.26)	to	(13.70)
12/31/2017	3,773,171	23.96	to	22.43	90,599,876	2.17	1.25	to	1.75	16.39	to	15.81
Invesco V.I. Core Equity Series I Shares
12/31/2021	1,526,649	30.57	to	29.44	46,606,038	0.65	1.35	to	1.59	26.03	to	25.73
12/31/2020	1,737,672	24.26	to	23.41	42,097,241	1.33	1.35	to	1.59	12.32	to	12.05
12/31/2019	1,930,911	21.60	to	20.89	41,652,814	0.93	1.35	to	1.59	27.24	to	26.93
12/31/2018	2,159,367	16.98	to	16.46	36,614,142	0.88	1.35	to	1.59	(10.62)	to	(10.83)
12/31/2017	2,466,299	18.99	to	18.46	46,790,872	1.02	1.35	to	1.59	11.66	to	11.39
Invesco V.I. International Growth Series I Shares
12/31/2021	368,111	32.36	to	17.97	6,915,157	1.28	1.55	to	1.59	4.26	to	4.22
12/31/2020	388,307	31.04	to	17.24	6,975,293	2.29	1.55	to	1.59	12.24	to	12.20
12/31/2019	447,137	27.65	to	15.37	7,125,474	1.51	1.55	to	1.59	26.60	to	26.54
12/31/2018	546,792	21.84	to	12.15	6,860,331	2.07	1.55	to	1.59	(16.29)	to	(16.33)
12/31/2017	566,921	26.09	to	14.51	8,497,518	1.41	1.55	to	1.59	21.12	to	21.07
Invesco V.I. Main Street Series II Shares
12/31/2021	18,517	40.54	to	37.20	724,642	0.50	1.15	to	1.65	25.78	to	25.15
12/31/2020	22,276	32.23	to	29.72	691,973	1.03	1.15	to	1.65	12.39	to	11.83
12/31/2019	37,632	28.68	to	26.58	1,046,855	0.81	1.15	to	1.65	30.23	to	29.58
12/31/2018	42,583	22.02	to	20.51	911,918	0.96	1.15	to	1.65	(9.15)	to	(9.61)
12/31/2017	38,713	24.24	to	22.69	911,459	1.03	1.15	to	1.65	15.31	to	14.73
Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2021	82,172	31.75	to	29.13	2,498,558	0.43	1.25	to	1.75	21.71	to	21.11
12/31/2020	107,153	26.09	to	24.06	2,675,157	0.71	1.25	to	1.75	7.89	to	7.35
12/31/2019	114,410	24.18	to	22.41	2,652,365	0.50	1.25	to	1.75	23.72	to	23.10
12/31/2018	135,879	19.54	to	18.20	2,551,100	0.51	1.25	to	1.75	(12.46)	to	(12.90)
12/31/2017	144,818	22.32	to	20.90	3,114,210	0.53	1.25	to	1.75	13.49	to	12.93
Janus Henderson - Enterprise Service Shares
12/31/2021	6,767	47.41	to	44.03	311,936	0.27	1.15	to	1.65	15.21	to	14.63
12/31/2020	11,281	41.15	to	38.41	447,425	0.05	1.15	to	1.65	17.82	to	17.23
12/31/2019	17,753	34.93	to	32.76	600,783	0.05	1.15	to	1.65	33.61	to	32.95
12/31/2018	19,742	26.14	to	24.64	502,361	0.13	1.15	to	1.65	(1.81)	to	(2.30)
12/31/2017	20,132	26.62	to	25.22	522,823	0.53	1.15	to	1.65	25.64	to	25.01
Janus Henderson - Forty Service Shares
12/31/2021	167,947	57.08	to	53.00	9,143,248	0.53	1.15	to	1.65	21.20	to	20.59
12/31/2020	176,748	47.09	to	43.95	7,970,628	0.64	1.15	to	1.65	37.45	to	36.76
12/31/2019	194,787	34.26	to	32.14	6,427,510	0.02	1.15	to	1.65	35.29	to	34.61
12/31/2018	238,201	25.33	to	23.87	5,825,664	1.20	1.15	to	1.65	0.55	to	0.04
12/31/2017	271,560	25.19	to	23.86	6,629,807	-	1.15	to	1.65	28.51	to	27.88
MFS® Growth Initial Class
12/31/2021	1,399,173	87.49	to	29.52	105,910,022	-	1.35	to	1.59	21.88	to	21.58
12/31/2020	1,601,051	71.78	to	24.28	99,306,874	-	1.35	to	1.59	30.09	to	29.78
12/31/2019	1,818,062	55.18	to	18.71	86,146,511	-	1.35	to	1.59	36.30	to	35.97
12/31/2018	2,032,233	40.49	to	13.76	69,779,000	0.09	1.35	to	1.59	1.28	to	1.04
12/31/2017	2,211,050	39.97	to	13.62	74,249,905	0.10	1.35	to	1.59	29.65	to	29.34

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2021	931,242	$8.49	to	$7.79	$7,563,737	4.16%	1.25%	to	1.75%	31.69%	to	31.03%
12/31/2020	1,245,915	6.44	to	5.94	7,696,210	6.39	1.25	to	1.75	0.09	to	(0.41)
12/31/2019	1,206,434	6.44	to	5.97	7,466,123	4.45	1.25	to	1.75	10.05	to	9.50
12/31/2018	1,315,751	5.85	to	5.45	7,423,665	2.09	1.25	to	1.75	(15.21)	to	(15.63)
12/31/2017	1,412,367	6.90	to	6.46	9,419,538	11.01	1.25	to	1.75	0.89	to	0.38
PIMCO Low Duration Administrative Class
12/31/2021	3,721,233	12.43	to	11.54	44,550,973	0.52	1.25	to	1.75	(2.16)	to	(2.65)
12/31/2020	3,675,392	12.70	to	11.86	45,062,295	1.22	1.25	to	1.75	1.71	to	1.20
12/31/2019	3,711,786	12.49	to	11.72	44,870,927	2.78	1.25	to	1.75	2.73	to	2.22
12/31/2018	3,796,153	12.16	to	11.46	44,803,746	1.91	1.25	to	1.75	(0.91)	to	(1.41)
12/31/2017	4,350,956	12.27	to	11.63	51,933,905	1.34	1.25	to	1.75	0.09	to	(0.41)
PIMCO Real Return Administrative Class
12/31/2021	1,748,176	16.91	to	15.51	28,275,553	4.98	1.25	to	1.75	4.27	to	3.75
12/31/2020	1,819,507	16.21	to	14.95	28,285,343	1.40	1.25	to	1.75	10.33	to	9.78
12/31/2019	1,981,765	14.70	to	13.62	28,016,079	1.68	1.25	to	1.75	7.09	to	6.56
12/31/2018	2,091,521	13.72	to	12.78	27,693,008	2.47	1.25	to	1.75	(3.43)	to	(3.91)
12/31/2017	2,363,797	14.21	to	13.30	32,489,395	2.37	1.25	to	1.75	2.37	to	1.86
PIMCO Total Return Administrative Class
12/31/2021	8,290,671	17.75	to	16.28	154,677,223	1.82	1.25	to	1.75	(2.49)	to	(2.98)
12/31/2020	8,926,116	18.20	to	16.78	171,674,446	2.13	1.25	to	1.75	7.30	to	6.76
12/31/2019	9,641,417	16.96	to	15.72	173,221,565	3.02	1.25	to	1.75	7.01	to	6.48
12/31/2018	10,491,439	15.85	to	14.77	176,625,425	2.54	1.25	to	1.75	(1.77)	to	(2.27)
12/31/2017	11,882,913	16.14	to	15.11	204,209,624	2.02	1.25	to	1.75	3.62	to	3.10
Pioneer High Yield VCT Class II Shares
12/31/2021	126,813	20.58	to	18.88	2,500,758	4.88	1.20	to	1.70	4.19	to	3.67
12/31/2020	130,278	19.75	to	18.21	2,474,038	5.16	1.20	to	1.70	0.76	to	0.26
12/31/2019	140,276	19.60	to	18.17	2,652,274	4.67	1.20	to	1.70	12.92	to	12.36
12/31/2018	148,851	17.36	to	16.17	2,498,228	4.46	1.20	to	1.70	(5.10)	to	(5.57)
12/31/2017	166,120	18.29	to	17.12	2,944,511	4.31	1.20	to	1.70	5.73	to	5.21
Pioneer Real Estate Shares VCT Class II Shares
12/31/2021	61,819	26.93	to	25.14	1,611,905	0.99	1.25	to	1.75	39.01	to	38.31
12/31/2020	74,714	19.38	to	18.17	1,405,253	1.48	1.25	to	1.75	(8.77)	to	(9.23)
12/31/2019	92,385	21.24	to	20.02	1,915,529	1.94	1.25	to	1.75	26.32	to	25.69
12/31/2018	100,093	16.81	to	15.93	1,646,161	2.35	1.25	to	1.75	(8.69)	to	(9.15)
12/31/2017	140,198	18.41	to	17.53	2,532,040	2.28	1.25	to	1.75	2.02	to	1.51
TA Aegon Sustainable Equity Income Service Class
12/31/2021	2,822,392	16.53	to	15.89	45,723,357	1.88	1.25	to	1.75	20.60	to	20.00
12/31/2020	3,439,902	13.71	to	13.24	46,322,059	2.88	1.25	to	1.75	(8.74)	to	(9.19)
12/31/2019	3,069,502	15.02	to	14.58	45,414,806	2.20	1.25	to	1.75	22.04	to	21.43
12/31/2018	3,569,691	12.31	to	12.01	43,400,276	1.92	1.25	to	1.75	(12.79)	to	(13.23)
12/31/2017	3,808,243	14.11	to	13.84	53,221,333	2.14	1.25	to	1.75	14.69	to	14.12
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	268,462	13.65	to	13.65	3,665,484	1.10	1.35	to	1.35	4.32	to	4.32
12/31/2020	288,967	13.09	to	13.09	3,781,889	2.08	1.35	to	1.35	5.22	to	5.22
12/31/2019	283,215	12.44	to	12.44	3,522,633	2.02	1.35	to	1.35	9.74	to	9.74
12/31/2018	270,976	11.33	to	11.33	3,071,186	1.63	1.35	to	1.35	(4.20)	to	(4.20)
12/31/2017	266,524	11.83	to	11.83	3,153,122	1.77	1.35	to	1.35	10.20	to	10.20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2021	260,519	$14.00	to	$14.00	$3,646,489	0.89%	1.35%	to	1.35%	6.88%	to	6.88%
12/31/2020	266,843	13.10	to	13.10	3,494,642	1.86	1.35	to	1.35	1.86	to	1.86
12/31/2019	304,375	12.86	to	12.86	3,913,275	1.91	1.35	to	1.35	9.64	to	9.64
12/31/2018	281,488	11.73	to	11.73	3,300,869	1.53	1.35	to	1.35	(5.46)	to	(5.46)
12/31/2017	187,076	12.40	to	12.40	2,320,460	1.37	1.35	to	1.35	13.90	to	13.90
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	104,861	13.81	to	13.81	1,447,980	0.55	1.35	to	1.35	6.18	to	6.18
12/31/2020	113,895	13.01	to	13.01	1,481,201	1.86	1.35	to	1.35	(3.39)	to	(3.39)
12/31/2019	112,837	13.46	to	13.46	1,518,949	1.59	1.35	to	1.35	9.86	to	9.86
12/31/2018	131,361	12.25	to	12.25	1,609,579	1.37	1.35	to	1.35	(7.22)	to	(7.22)
12/31/2017	134,949	13.21	to	13.21	1,782,205	1.29	1.35	to	1.35	18.70	to	18.70
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2021	40,348	13.89	to	13.89	560,453	0.54	1.35	to	1.35	7.70	to	7.70
12/31/2020	54,035	12.90	to	12.90	696,889	1.69	1.35	to	1.35	(1.88)	to	(1.88)
12/31/2019	52,147	13.14	to	13.14	685,445	1.64	1.35	to	1.35	14.51	to	14.51
12/31/2018	55,150	11.48	to	11.48	633,083	1.70	1.35	to	1.35	(4.62)	to	(4.62)
12/31/2017	48,431	12.04	to	12.04	582,865	1.04	1.35	to	1.35	8.99	to	8.99
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2021	31,983	15.08	to	15.08	482,390	0.29	1.35	to	1.35	12.87	to	12.87
12/31/2020	29,063	13.36	to	13.36	388,358	1.62	1.35	to	1.35	(3.48)	to	(3.48)
12/31/2019	29,119	13.84	to	13.84	403,116	1.38	1.35	to	1.35	15.26	to	15.26
12/31/2018	27,578	12.01	to	12.01	331,239	0.96	1.35	to	1.35	(6.02)	to	(6.02)
12/31/2017	13,151	12.78	to	12.78	168,068	0.99	1.35	to	1.35	11.69	to	11.69
TA BlackRock iShares Edge 40 Service Class
12/31/2021	20,994	14.16	to	13.22	290,109	1.45	1.25	to	1.75	4.46	to	3.94
12/31/2020	34,294	13.56	to	12.71	449,464	2.20	1.25	to	1.75	8.09	to	7.55
12/31/2019	46,050	12.54	to	11.82	557,264	1.98	1.25	to	1.75	13.67	to	13.11
12/31/2018	48,326	11.03	to	10.45	516,092	1.65	1.25	to	1.75	(5.62)	to	(6.09)
12/31/2017	51,514	11.69	to	11.13	584,771	1.51	1.25	to	1.75	8.16	to	7.63
TA International Focus Initial Class
12/31/2021	1,797,151	14.10	to	14.10	25,335,072	1.21	1.35	to	1.35	9.33	to	9.33
12/31/2020	2,025,811	12.89	to	12.89	26,120,964	2.24	1.35	to	1.35	19.28	to	19.28
12/31/2019	2,326,132	10.81	to	10.81	25,146,132	1.63	1.35	to	1.35	25.97	to	25.97
12/31/2018	2,608,040	8.58	to	8.58	22,381,298	1.21	1.35	to	1.35	(18.82)	to	(18.82)
12/31/2017(1)	2,955,986	10.57	to	10.57	31,246,587	-	1.35	to	1.35	-	to	-
TA Janus Balanced Service Class
12/31/2021	161,619	16.97	to	16.57	2,712,645	1.14	1.25	to	1.75	14.01	to	13.44
12/31/2020	163,023	14.89	to	14.61	2,405,758	1.51	1.25	to	1.75	12.89	to	12.33
12/31/2019	165,518	13.19	to	13.00	2,168,477	1.28	1.25	to	1.75	20.26	to	19.66
12/31/2018	132,419	10.96	to	10.87	1,446,353	1.04	1.25	to	1.75	(1.31)	to	(1.81)
12/31/2017(1)	24,152	11.11	to	11.07	267,949	0.84	1.25	to	1.75	-	to	-
TA Janus Mid-Cap Growth Service Class
12/31/2021	713,855	29.60	to	28.16	20,602,914	0.10	1.25	to	1.75	15.54	to	14.96
12/31/2020	837,142	25.62	to	24.49	20,963,332	0.04	1.25	to	1.75	17.45	to	16.87
12/31/2019	959,825	21.81	to	20.96	20,519,678	-	1.25	to	1.75	34.64	to	33.96
12/31/2018	1,214,087	16.20	to	15.65	19,335,112	-	1.25	to	1.75	(2.69)	to	(3.18)
12/31/2017	1,461,573	16.65	to	16.16	23,976,771	-	1.25	to	1.75	27.14	to	26.51

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Enhanced Index Initial Class
12/31/2021	66,563	$19.96	to	$19.53	$1,317,798	0.81%	1.15%	to	1.65%	28.63%	to	27.99%
12/31/2020	78,583	15.52	to	15.26	1,211,504	1.45	1.15	to	1.65	18.79	to	18.20
12/31/2019	104,551	13.06	to	12.91	1,360,294	1.19	1.15	to	1.65	29.54	to	28.89
12/31/2018	110,445	10.08	to	10.01	1,111,092	1.12	1.15	to	1.65	(7.09)	to	(7.56)
12/31/2017(1)	93,942	10.85	to	10.83	1,018,701	-	1.15	to	1.65	-	to	-
TA Managed Risk - Balanced ETF Service Class
12/31/2021	335,962	15.34	to	15.34	5,154,311	1.26	1.35	to	1.35	7.89	to	7.89
12/31/2020	319,816	14.22	to	14.22	4,547,851	2.03	1.35	to	1.35	2.79	to	2.79
12/31/2019	384,671	13.83	to	13.83	5,321,555	1.98	1.35	to	1.35	14.10	to	14.10
12/31/2018	334,959	12.12	to	12.12	4,061,348	1.73	1.35	to	1.35	(5.83)	to	(5.83)
12/31/2017	299,670	12.88	to	12.88	3,858,554	1.63	1.35	to	1.35	11.92	to	11.92
TA Managed Risk - Conservative ETF Service Class
12/31/2021	278,281	13.66	to	13.66	3,801,538	1.64	1.35	to	1.35	1.38	to	1.38
12/31/2020	276,194	13.47	to	13.47	3,721,597	2.11	1.35	to	1.35	3.51	to	3.51
12/31/2019	329,584	13.02	to	13.02	4,290,599	2.01	1.35	to	1.35	10.69	to	10.69
12/31/2018	356,948	11.76	to	11.76	4,198,200	1.95	1.35	to	1.35	(4.90)	to	(4.90)
12/31/2017	278,453	12.37	to	12.37	3,443,574	1.79	1.35	to	1.35	9.55	to	9.55
TA Managed Risk - Growth ETF Service Class
12/31/2021	175,571	17.70	to	17.70	3,108,267	0.89	1.35	to	1.35	12.52	to	12.52
12/31/2020	185,343	15.73	to	15.73	2,916,248	1.84	1.35	to	1.35	2.82	to	2.82
12/31/2019	268,736	15.30	to	15.30	4,112,462	1.77	1.35	to	1.35	17.81	to	17.81
12/31/2018	273,090	12.99	to	12.99	3,547,352	1.59	1.35	to	1.35	(8.41)	to	(8.41)
12/31/2017	261,881	14.18	to	14.18	3,714,112	2.08	1.35	to	1.35	16.89	to	16.89
TA Market Participation Strategy Service Class
12/31/2021	50,385	19.21	to	19.21	967,710	0.50	1.35	to	1.35	12.92	to	12.92
12/31/2020	50,586	17.01	to	17.01	860,449	0.30	1.35	to	1.35	18.72	to	18.72
12/31/2019	1,551	14.33	to	14.33	22,227	0.92	1.35	to	1.35	16.99	to	16.99
12/31/2018	1,551	12.25	to	12.25	18,999	0.37	1.35	to	1.35	(4.04)	to	(4.04)
12/31/2017	1,551	12.76	to	12.76	19,799	-	1.35	to	1.35	9.31	to	9.31
TA Morgan Stanley Capital Growth Initial Class
12/31/2021	73,837	22.31	to	22.07	1,639,361	-	1.15	to	1.65	(1.67)	to	(2.16)
12/31/2020	105,119	22.69	to	22.56	2,380,679	-	1.15	to	1.65	115.38	to	114.31
12/31/2019(1)	149,328	10.53	to	10.53	1,572,564	-	1.15	to	1.65	-	to	-
TA Morgan Stanley Global Allocation Service Class
12/31/2021	15,058	14.15	to	14.12	212,600	0.46	1.55	to	1.59	6.51	to	6.47
12/31/2020	16,372	13.28	to	13.26	217,107	1.06	1.55	to	1.59	16.52	to	16.47
12/31/2019	24,730	11.40	to	11.39	281,570	0.96	1.55	to	1.59	16.03	to	15.99
12/31/2018	14,662	9.82	to	9.82	143,925	0.59	1.55	to	1.59	(9.05)	to	(9.09)
12/31/2017(1)	2,667	10.80	to	10.80	28,797	-	1.55	to	1.59	-	to	-
TA Multi-Managed Balanced Service Class
12/31/2021	27,333	16.30	to	15.92	439,996	0.95	1.25	to	1.75	15.34	to	14.76
12/31/2020	28,822	14.13	to	13.87	403,268	1.26	1.25	to	1.75	14.17	to	13.60
12/31/2019	31,331	12.38	to	12.21	385,113	1.44	1.25	to	1.75	19.99	to	19.39
12/31/2018	18,208	10.32	to	10.23	187,163	1.85	1.25	to	1.75	(5.10)	to	(5.58)
12/31/2017(1)	6,555	10.87	to	10.83	71,074	-	1.25	to	1.75	-	to	-
TA PIMCO Tactical - Balanced Service Class
12/31/2021	86,577	15.74	to	15.74	1,363,108	-	1.35	to	1.35	4.96	to	4.96
12/31/2020	86,099	15.00	to	15.00	1,291,467	3.32	1.35	to	1.35	7.40	to	7.40
12/31/2019	76,864	13.97	to	13.97	1,073,518	0.16	1.35	to	1.35	18.07	to	18.07
12/31/2018	78,278	11.83	to	11.83	925,937	3.66	1.35	to	1.35	(8.19)	to	(8.19)
12/31/2017	44,343	12.88	to	12.88	571,327	0.31	1.35	to	1.35	10.54	to	10.54

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA PIMCO Tactical - Conservative Service Class
12/31/2021	90,229	$15.03	to	$15.03	$1,356,437	1.02%	1.35%	to	1.35%	2.81%	to	2.81%
12/31/2020	101,984	14.62	to	14.62	1,491,205	1.40	1.35	to	1.35	8.42	to	8.42
12/31/2019	109,406	13.49	to	13.49	1,475,519	0.10	1.35	to	1.35	15.99	to	15.99
12/31/2018	85,882	11.63	to	11.63	998,592	3.36	1.35	to	1.35	(6.43)	to	(6.43)
12/31/2017	77,721	12.43	to	12.43	965,762	1.28	1.35	to	1.35	8.92	to	8.92
TA PIMCO Tactical - Growth Service Class
12/31/2021	28,432	16.90	to	16.90	480,551	-	1.35	to	1.35	7.75	to	7.75
12/31/2020	24,275	15.69	to	15.69	380,802	4.00	1.35	to	1.35	7.63	to	7.63
12/31/2019	27,370	14.58	to	14.58	398,923	-	1.35	to	1.35	19.93	to	19.93
12/31/2018	28,066	12.15	to	12.15	341,096	3.02	1.35	to	1.35	(8.93)	to	(8.93)
12/31/2017	21,176	13.34	to	13.34	282,586	0.42	1.35	to	1.35	13.29	to	13.29
TA Small/Mid Cap Value Service Class
12/31/2021	1,103,149	30.81	to	28.75	32,818,948	0.48	1.25	to	1.75	26.23	to	25.60
12/31/2020	1,399,631	24.41	to	22.89	33,058,726	1.01	1.25	to	1.75	2.45	to	1.94
12/31/2019	1,425,805	23.82	to	22.46	32,964,565	0.74	1.25	to	1.75	23.39	to	22.77
12/31/2018	1,671,502	19.31	to	18.29	31,427,668	0.66	1.25	to	1.75	(12.74)	to	(13.18)
12/31/2017	1,819,261	22.12	to	21.07	39,288,786	0.95	1.25	to	1.75	13.83	to	13.26
TA T. Rowe Price Small Cap Initial Class
12/31/2021	659,370	18.00	to	17.61	11,666,579	-	1.15	to	1.65	10.10	to	9.55
12/31/2020	725,347	16.35	to	16.07	11,704,719	-	1.15	to	1.65	22.15	to	21.54
12/31/2019	810,999	13.38	to	13.22	10,755,606	-	1.15	to	1.65	31.25	to	30.60
12/31/2018	928,039	10.20	to	10.13	9,411,334	-	1.15	to	1.65	(8.15)	to	(8.61)
12/31/2017(1)	999,083	11.10	to	11.08	11,073,949	-	1.15	to	1.65	-	to	-
TA TS&W International Equity Service Class
12/31/2021	226,727	12.44	to	12.17	2,792,334	1.66	1.15	to	1.65	11.91	to	11.35
12/31/2020	262,571	11.12	to	10.93	2,896,657	2.98	1.15	to	1.65	4.99	to	4.46
12/31/2019	262,152	10.59	to	10.47	2,761,038	1.18	1.15	to	1.65	19.36	to	18.76
12/31/2018	279,901	8.87	to	8.81	2,475,543	1.64	1.15	to	1.65	(16.67)	to	(17.08)
12/31/2017(1)	456,111	10.65	to	10.63	4,853,676	-	1.15	to	1.65	-	to	-
TA WMC US Growth Service Class
12/31/2021	1,070,497	41.01	to	38.27	42,407,452	-	1.15	to	1.65	19.00	to	18.40
12/31/2020	1,286,454	34.46	to	32.33	42,928,025	-	1.15	to	1.65	35.37	to	34.70
12/31/2019	1,690,125	25.46	to	24.00	41,770,925	-	1.15	to	1.65	38.08	to	37.39
12/31/2018	2,225,112	18.44	to	17.47	39,957,696	0.27	1.15	to	1.65	(1.18)	to	(1.68)
12/31/2017	2,804,859	18.66	to	17.77	51,088,578	0.18	1.15	to	1.65	27.31	to	26.68
Wanger International
12/31/2021	1,192,700	22.32	to	20.73	25,662,658	0.57	1.25	to	1.75	17.33	to	16.75
12/31/2020	1,436,353	19.02	to	17.75	26,398,450	2.21	1.25	to	1.75	12.94	to	12.38
12/31/2019	1,597,640	16.84	to	15.80	26,068,778	0.81	1.25	to	1.75	28.38	to	27.74
12/31/2018	1,920,757	13.12	to	12.37	24,487,684	1.97	1.25	to	1.75	(18.73)	to	(19.14)
12/31/2017	1,963,789	16.14	to	15.29	30,878,068	1.18	1.25	to	1.75	31.27	to	30.61
Wanger USA
12/31/2021	287,666	47.37	to	43.46	13,008,027	0.74	1.25	to	1.75	7.55	to	7.01
12/31/2020	311,316	44.04	to	40.61	13,128,513	-	1.25	to	1.75	22.69	to	22.07
12/31/2019	359,279	35.90	to	33.27	12,392,572	0.26	1.25	to	1.75	29.47	to	28.83
12/31/2018	426,380	27.73	to	25.82	11,402,884	0.09	1.25	to	1.75	(2.69)	to	(3.18)
12/31/2017	486,262	28.49	to	26.67	13,398,953	-	1.25	to	1.75	18.10	to	17.51

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.05%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA Morgan Stanley Capital Growth Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.